UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

Annual Report December 31, 2022
TIAA Separate Account VA-1
Stock Index Account

Contents
Understanding this report 3
About the Account’s benchmark 4
Expense example 5
Account performance
Portfolio managers’ comments 6
Stock Index Account 7
Portfolio of investments 9
Audited financial statements
Statement of assets and liabilities 57
Statement of operations 58
Statements of changes in net assets 59
Notes to financial statements 62
Report of independent registered public accounting firm 68
Additional account information 69
Trustees and officers 70
How to reach us Inside back cover

TIAA Separate Account VA-1 2022 Annual Report
Understanding this report
This annual report contains information about the TIAA Separate Account VA-1 of Teachers Insurance and Annuity Association
of America (TIAA) and made available through TIAA’s Teachers Personal Annuity variable annuity contract, and describes the
Separate Account’s results for the twelve months ended December 31, 2022 . The report contains three main sections:
The Separate Account performance section compares the Separate Account’s investment returns with those of its benchmark index.
The portfolio of investments lists the industries and types of securities in which the Separate Account had investments as of December 31, 2022 .
The financial statements provide detailed information about the operations and financial condition of the Separate Account.
The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Separate Account, please read the latest prospectus.
As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

About the Account’s benchmark

2022 Annual Report TIAA Separate Account VA-1
The Account’s benchmark is the Russell 3000®Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the Account’s latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

TIAA Separate Account VA-1 2022 Annual Report
Expense example
All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other Account expenses.
The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by
Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.
The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S.
dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account
VA-1 do not incur a sales charge for purchases or other distributions.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( July 1, 2022 – December 31, 2022 ).
Actual expenses
The first section in each table uses the Account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period.
Hypothetical example for comparison purposes
The second section in the table shows hypothetical Account values and expenses based on the Account’s actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.
Stock Index Account
Actual performance
Beginning account value $1,000.00
Ending account value $1,020.58
Expenses incurred during the period* $3.82
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,021.42
Expenses incurred during the period* $3.82
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2022. The Account's annualized six-month expense ratio for that period was
0.75%. The total annual expense ratio reflects a voluntary agreement by the Account’s investment adviser to waive a portion of its fee. Without such waiver, the Account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

Portfolio managers’ comments

2022 Annual Report TIAA Separate Account VA-1
Stock Index Account
Performance for the twelve months ended December 31, 2022
The Stock Index Account returned -19.70% for the year, compared with the -19.21% return of its benchmark, the Russell
3000® Index.
For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.
The U.S. economy contracted during the first two quarters of 2022, buffeted by stubborn inflation and rising interest rates. However, the economy expanded in the third quarter amid a tight labor market and strong consumer spending. The unemployment rate declined from 4.0% in January 2022 to 3.5% in December. Core inflation, which includes all items except food and energy, rose 5.7% for the twelve months ended December 31, 2022. The Federal Reserve responded to inflation concerns by raising the federal funds target rate seven times in 2022, increasing the key short-term interest-rate measure to
4.25%–4.50% by December. Crude oil prices were volatile during the year but ended the period only moderately higher.
The broad U.S. stock market, as measured by the Russell 3000 Index, returned −19.21% for the period. Small-cap equities trailed large- and mid-sized stocks, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Nearly all benchmark sectors declined
Nine of the eleven industry sectors in the Russell 3000 Index posted negative returns for the twelve months. Communication services (down 40.1%) was the worst-performing sector, driven by steep losses in a number of large media and entertainment stocks. Next came consumer discretionary (down 36.2%) and information technology (down 30.0%)—the index’s biggest sector and the largest detractor from its return. Together, these three sectors accounted for more than 45.0% of the index’s total market capitalization on December 31, 2022. Energy (up 63.3%) was the best performer, followed by the defensive utilities (up 1.2%) and consumer staples (down 1.2%) sectors.
For the twelve-month period, only one of the five largest stocks in the Russell 3000 Index produced a return that exceeded the overall return of the index. That stock was multinational conglomerate Berkshire Hathaway, which generated a modest gain as the company’s operating profits grew and its investments in the energy sector performed well. Among the remaining four stocks, Amazon.com was weakest amid a slowdown in online shopping. The next-worst performers were Alphabet (the parent company of Google), Microsoft and Apple.

Stock Index Account

TIAA Separate Account VA-1 2022 Annual Report
Performance as of December 31, 2022
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org. The Account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the Account would have been higher and its performance lower. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period.
Total return Average annual total return
Inception
date 1 year 5 years 10 years
Stock Index Account
11/1/94 - 19 .70% 8 .02% 11 .33%
Russell 3000® Index – - 19 .21 8 .79 12 .13

Stock Index Account

2022 Annual Report TIAA Separate Account VA-1
concluded
Account profile Portfolio composition Holdings by company size as of 12/31/2022
Net assets $
1.06
billion
Portfolio turnover rate 2%
Number of holdings 2,767
Weighted median market
capitalization $112.18 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
21.8
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 12/31/2022
Information technology 24.2
Health care 15.4
Financials 12.1
Consumer discretionary 9.9
Industrials 9.6
Communication services 6.7
Consumer staples 6.4
Energy 5.2
Real estate 3.3
Materials 3.0
Utilities 3.0
Short-term investments,
other assets & liabilities, net 1.2
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2022
More than $50 billion
65.2
More than $15 billion-$50 billion
19.0
More than $2 billion-$15 billion
13.4
$2 billion or less
2.4
Total 100.0

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
SHARES COMPANY
VALUE
(000)
COMMON STOCKS - 98.8%
AUTOMOBILES & COMPONENTS - 1.4%
2,741 * Adient plc $ 95
2,617 * American Axle & Manufacturing Holdings, Inc 20
7,410 * Aptiv plc 690
7,030 BorgWarner, Inc 283
2,224 *,e Canoo, Inc 3
5,376 * Cenntro Electric Group Ltd 2
4,034 Dana Inc 61
653 * Dorman Products, Inc 53
4,705 *,e Fisker, Inc 34
110,046 Ford Motor Co 1,280
1,312 * Fox Factory Holding Corp 120
39,796 General Motors Co 1,339
6,435 Gentex Corp 175
1,006 * Gentherm, Inc 66
7,162 * Goodyear Tire & Rubber Co 73
3,241 Harley-Davidson, Inc 135
962 *,e Holley, Inc 2
767 LCI Industries, Inc 71
1,758 Lear Corp 218
3,298 *,e Lordstown Motors Corp 4
14,895 *,e Lucid Group, Inc 102
6,477 *,e Luminar Technologies, Inc 32
1,945 * Modine Manufacturing Co 39
670 * Motorcar Parts of America, Inc 8
454 Patrick Industries, Inc 27
7,090 *,e QuantumScape Corp 40
14,419 * Rivian Automotive, Inc 266
1,333 * Solid Power, Inc 3
843 Standard Motor Products, Inc 29
1,055 * Stoneridge, Inc 23
71,575 * Tesla, Inc 8,817
1,549 Thor Industries, Inc 117
759 * Visteon Corp 99
1,048 Winnebago Industries, Inc 55
3,711 *,e Workhorse Group, Inc 6
518 * XPEL, Inc 31
TOTAL AUTOMOBILES & COMPONENTS 14,418
BANKS - 4.2%
625 1st Source Corp 33
667 Amerant Bancorp Inc 18
374 American National Bankshares, Inc 14
2,080 Ameris Bancorp 98
463 Arrow Financial Corp 16
2,827 Associated Banc-Corp 65
2,758 Atlantic Union Bankshares Corp 97
2,090 * Axos Financial, Inc 80
1,598 Banc of California, Inc 25
292 Bancfirst Corp 26
178 e Bank First Corp 17
194,099 Bank of America Corp 6,429
1,195 Bank of Hawaii Corp 93
468 Bank of Marin Bancorp 15
548 Bank of NT Butterfield & Son Ltd 16
3,528 Bank OZK 141
2,872 BankUnited 98
887 Banner Corp 56
622 Bar Harbor Bankshares 20

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,245 Berkshire Hills Bancorp, Inc $ 37
383 * Blue Foundry Bancorp 5
1,053 BOK Financial Corp 109
882 * Bridgewater Bancshares, Inc 16
231 Brookline Bancorp, Inc 3
313 Business First Bancshares, Inc 7
241 Byline Bancorp, Inc 6
5,850 Cadence BanCorp 144
135 Cambridge Bancorp 11
613 Camden National Corp 26
447 Capital City Bank Group, Inc 15
2,335 Capitol Federal Financial 20
314 Capstar Financial Holdings, Inc 6
550 * Carter Bankshares, Inc 9
1,563 Cathay General Bancorp 64
1,125 Central Pacific Financial Corp 23
54,287 Citigroup, Inc 2,455
533 Citizens & Northern Corp 12
13,463 Citizens Financial Group, Inc 530
194 City Holding Co 18
377 Civista Bancshares, Inc 8
498 CNB Financial Corp 12
146 * Coastal Financial Corp 7
2,723 Columbia Banking System, Inc 82
1,738 * Columbia Financial, Inc 38
3,602 Comerica, Inc 241
3,109 Commerce Bancshares, Inc 212
1,646 Community Bank System, Inc 104
651 Community Trust Bancorp, Inc 30
1,146 ConnectOne Bancorp, Inc 28
1,466 * CrossFirst Bankshares, Inc 18
1,650 Cullen/Frost Bankers, Inc 221
919 * Customers Bancorp, Inc 26
2,723 CVB Financial Corp 70
422 Dime Community Bancshares, Inc 13
1,035 Eagle Bancorp, Inc 46
4,040 East West Bancorp, Inc 266
4,805 Eastern Bankshares, Inc 83
218 Enact Holdings, Inc 5
314 Enterprise Bancorp, Inc 11
828 Enterprise Financial Services Corp 41
402 Equity Bancshares, Inc 13
2,494 Essent Group Ltd 97
218 Farmers & Merchants Bancorp, Inc 6
1,013 Farmers National Banc Corp 14
621 FB Financial Corp 22
120 Federal Agricultural Mortgage Corp (FAMC) 14
18,960 Fifth Third Bancorp 622
527 Financial Institutions, Inc 13
6,201 First Bancorp 79
1,088 First Bancorp 47
498 First Bancorp, Inc 15
322 First Bancshares, Inc 10
603 First Bank 8
1,476 First Busey Corp 36
323 First Citizens Bancshares, Inc (Class A) 245
3,678 First Commonwealth Financial Corp 51
680 First Community Bancshares, Inc 23
2,544 First Financial Bancorp 62
3,602 First Financial Bankshares, Inc 124
384 First Financial Corp 18

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,098 First Foundation, Inc $ 16
3,163 First Hawaiian, Inc 82
14,599 First Horizon National Corp 358
228 First Internet Bancorp 6
2,090 First Interstate Bancsystem, Inc 81
1,580 First Merchants Corp 65
380 First Mid-Illinois Bancshares, Inc 12
862 First of Long Island Corp 15
5,111 First Republic Bank 623
1,083 Flushing Financial Corp 21
6,589 FNB Corp 86
2,273 Fulton Financial Corp 38
903 German American Bancorp, Inc 34
3,414 Glacier Bancorp, Inc 169
76 Great Southern Bancorp, Inc 5
302 Guaranty Bancshares, Inc 10
2,028 Hancock Whitney Corp 98
824 Hanmi Financial Corp 20
728 HarborOne Northeast Bancorp, Inc 10
715 HBT Financial, Inc 14
953 Heartland Financial USA, Inc 44
1,355 Heritage Commerce Corp 18
1,150 Heritage Financial Corp 35
2,221 Hilltop Holdings, Inc 67
57 Hingham Institution for Savings 16
238 Home Bancorp, Inc 10
4,557 Home Bancshares, Inc 104
698 HomeStreet, Inc 19
667 HomeTrust Bancshares, Inc 16
2,725 Hope Bancorp, Inc 35
1,209 Horizon Bancorp 18
40,067 Huntington Bancshares, Inc 565
1,393 Independent Bank Corp 118
863 Independent Bank Corp 21
1,089 Independent Bank Group, Inc 65
1,089 International Bancshares Corp 50
80,704 JPMorgan Chase & Co 10,822
1,623 Kearny Financial Corp 16
25,606 Keycorp 446
1,629 Lakeland Bancorp, Inc 29
499 Lakeland Financial Corp 36
833 Live Oak Bancshares, Inc 25
4,825 M&T Bank Corp 700
1,072 Macatawa Bank Corp 12
640 Mercantile Bank Corp 21
77 Merchants Bancorp 2
1,035 Meta Financial Group, Inc 45
229 * Metropolitan Bank Holding Corp 13
7,150 MGIC Investment Corp 93
196 Mid Penn Bancorp, Inc 6
582 Midland States Bancorp, Inc 15
406 MidWestOne Financial Group, Inc 13
1,916 * Mr Cooper Group, Inc 77
180 MVB Financial Corp 4
984 National Bank Holdings Corp 41
521 NBT Bancorp, Inc 23
16,631 New York Community Bancorp, Inc 143
394 * Nicolet Bankshares, Inc 31
2,265 * NMI Holdings, Inc 47
1,643 Northfield Bancorp, Inc 26
2,083 Northwest Bancshares, Inc 29

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,583 OceanFirst Financial Corp $ 34
1,902 OFG Bancorp 52
5,465 Old National Bancorp 98
1,237 Old Second Bancorp, Inc 20
568 Origin Bancorp, Inc 21
297 Orrstown Financial Services, Inc 7
2,232 Pacific Premier Bancorp, Inc 70
3,679 PacWest Bancorp 84
529 Park National Corp 74
696 PCSB Financial Corp 13
642 Peapack Gladstone Financial Corp 24
750 PennyMac Financial Services, Inc 42
868 Peoples Bancorp, Inc 25
333 Peoples Financial Services Corp 17
2,403 Pinnacle Financial Partners, Inc 176
11,490 PNC Financial Services Group, Inc 1,815
2,126 Popular, Inc 141
510 Preferred Bank 38
446 Premier Financial Corp 12
454 Primis Financial Corp 5
2,597 Prosperity Bancshares, Inc 189
339 Provident Bancorp Inc 2
1,243 Provident Financial Services, Inc 27
472 QCR Holdings, Inc 23
4,226 Radian Group, Inc 81
475 RBB Bancorp 10
192 Red River Bancshares Inc 10
26,923 Regions Financial Corp 580
1,629 Renasant Corp 61
364 Republic Bancorp, Inc (Class A) 15
1,873 * Republic First Bancorp, Inc 4
3,914 Rocket Cos, Inc 27
166 S&T Bancorp, Inc 6
1,200 Sandy Spring Bancorp, Inc 42
1,542 Seacoast Banking Corp of Florida 48
1,315 ServisFirst Bancshares, Inc 91
370 Sierra Bancorp 8
1,749 Signature Bank 202
881 *,e Silvergate Capital Corp 15
2,996 Simmons First National Corp (Class A) 65
275 SmartFinancial, Inc 8
2,353 South State Corp 180
228 * Southern First Bancshares, Inc 10
231 Southern Missouri Bancorp, Inc 11
1,068 Southside Bancshares, Inc 38
1,283 Stellar Bancorp, Inc 38
922 Stock Yards Bancorp, Inc 60
394 Summit Financial Group, Inc 10
1,668 * SVB Financial Group 384
4,436 Synovus Financial Corp 167
1,428 * Texas Capital Bancshares, Inc 86
2,205 TFS Financial Corp 32
1,514 * The Bancorp, Inc 43
131 Tompkins Financial Corp 10
1,266 Towne Bank 39
422 Trico Bancshares 22
657 Triumph Bancorp, Inc 32
37,585 Truist Financial Corp 1,617
671 TrustCo Bank Corp NY 25
2,619 Trustmark Corp 91
1,098 UMB Financial Corp 92

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
5,312 Umpqua Holdings Corp $ 95
3,991 United Bankshares, Inc 162
2,960 United Community Banks, Inc 100
1,012 Univest Financial Corp 26
37,690 US Bancorp 1,644
2,181 e UWM Holdings Corp 7
9,879 Valley National Bancorp 112
1,101 Veritex Holdings, Inc 31
771 Walker & Dunlop, Inc 60
1,239 Washington Federal, Inc 42
581 Washington Trust Bancorp, Inc 27
1,032 Waterstone Financial, Inc 18
5,310 Webster Financial Corp 251
104,935 Wells Fargo & Co 4,333
720 WesBanco, Inc 27
597 West Bancorporation, Inc 15
1,024 Westamerica Bancorporation 60
3,061 Western Alliance Bancorp 182
1,577 Wintrust Financial Corp 133
2,294 WSFS Financial Corp 104
4,615 Zions Bancorporation 227
TOTAL BANKS 44,558
CAPITAL GOODS - 6.6%
15,534 3M Co 1,863
3,495 A.O. Smith Corp 200
1,275 Aaon, Inc 96
981 * AAR Corp 44
928 Acuity Brands, Inc 154
1,712 Advanced Drainage Systems, Inc 140
3,710 Aecom Technology Corp 315
1,972 * Aerojet Rocketdyne Holdings, Inc 110
721 * Aerovironment, Inc 62
1,773 AGCO Corp 246
2,509 Air Lease Corp 96
374 Alamo Group, Inc 53
1,111 Albany International Corp (Class A) 110
2,509 Allegion plc 264
307 Allied Motion Technologies, Inc 11
2,241 Allison Transmission Holdings, Inc 93
1,535 Altra Industrial Motion Corp 92
909 * Ameresco, Inc 52
568 * American Woodmark Corp 28
6,201 Ametek, Inc 866
5,093 * API Group Corp 96
449 Apogee Enterprises, Inc 20
1,237 Applied Industrial Technologies, Inc 156
3,399 * Archer Aviation, Inc 6
1,220 Arcosa, Inc 66
555 Argan, Inc 20
1,331 Armstrong World Industries, Inc 91
4,146 * Array Technologies, Inc 80
823 Astec Industries, Inc 33
3,983 * Astra Space, Inc 2
810 * Astronics Corp 8
931 * Atkore International Group, Inc 106
1,836 * Axon Enterprise, Inc 305
2,980 * AZEK Co, Inc 61
922 AZZ, Inc 37
1,516 * Babcock & Wilcox Enterprises, Inc 9
1,344 Barnes Group, Inc 55

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,298 * Beacon Roofing Supply, Inc $ 69
1,095 *,e Blink Charging Co 12
4,522 * Bloom Energy Corp 86
278 * Blue Bird Corp 3
224 * BlueLinx Holdings, Inc 16
15,078 * Boeing Co 2,872
937 Boise Cascade Co 64
534 Brookfield Business Corp 10
4,147 * Builders FirstSource, Inc 269
2,196 BWX Technologies, Inc 128
383 Cadre Holdings, Inc 8
883 Caesarstone Sdot-Yam Ltd 5
1,417 Carlisle Cos, Inc 334
23,813 Carrier Global Corp 982
14,580 Caterpillar, Inc 3,493
6,837 *,e ChargePoint Holdings, Inc 65
1,052 * Chart Industries, Inc 121
647 * CIRCOR International, Inc 16
840 Columbus McKinnon Corp 27
929 Comfort Systems USA, Inc 107
714 * Construction Partners Inc 19
1,391 * Core & Main, Inc 27
1,416 Crane Holdings Co 142
302 CSW Industrials, Inc 35
3,896 Cummins, Inc 944
965 Curtiss-Wright Corp 161
1,008 *,e Custom Truck One Source, Inc 6
2,190 *,e Decarbonization Plus Acquisition Corp 3
7,731 Deere & Co 3,315
8,259 *,e Desktop Metal, Inc 11
3,335 Donaldson Co, Inc 196
932 Douglas Dynamics, Inc 34
3,894 Dover Corp 527
290 * Ducommun, Inc 15
567 * DXP Enterprises, Inc 16
561 * Dycom Industries, Inc 53
11,011 Eaton Corp 1,728
1,343 EMCOR Group, Inc 199
16,244 Emerson Electric Co 1,560
365 Encore Wire Corp 50
1,368 * Energy Recovery, Inc 28
585 *,e Energy Vault Holdings, Inc 2
2,301 Enerpac Tool Group Corp 59
1,385 EnerSys 102
2,981 * Enovix Corp 37
479 EnPro Industries, Inc 52
1,154 Esab Corp 54
605 ESCO Technologies, Inc 53
2,241 *,e ESS Tech, Inc 5
3,291 * Evoqua Water Technologies Corp 130
15,402 Fastenal Co 729
2,079 Federal Signal Corp 97
3,453 Flowserve Corp 106
786 *,e Fluence Energy, Inc 13
4,273 * Fluor Corp 148
9,576 Fortive Corp 615
3,497 Fortune Brands Home & Security, Inc 200
1,207 Franklin Electric Co, Inc 96
1,160 *,e FTC Solar, Inc 3
5,461 *,e FuelCell Energy, Inc 15
1,874 * Gates Industrial Corp plc 21

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
863 GATX Corp $ 92
1,779 * Generac Holdings, Inc 179
6,718 General Dynamics Corp 1,667
30,199 General Electric Co 2,530
1,066 * Gibraltar Industries, Inc 49
461 Global Industrial Co 11
922 * GMS, Inc 46
678 Gorman-Rupp Co 17
4,812 Graco, Inc 324
5,120 GrafTech International Ltd 24
945 Granite Construction, Inc 33
2,253 * Great Lakes Dredge & Dock Corp 13
718 Greenbrier Cos, Inc 24
1,120 Griffon Corp 40
1,293 H&E Equipment Services, Inc 59
1,521 *,e Hayward Holdings, Inc 14
1,082 HEICO Corp 166
2,011 HEICO Corp (Class A) 241
922 Helios Technologies, Inc 50
787 Herc Holdings, Inc 104
2,098 Hexcel Corp 123
1,992 Hillenbrand, Inc 85
3,242 * Hillman Solutions Corp 23
18,491 Honeywell International, Inc 3,963
10,453 Howmet Aerospace, Inc 412
1,400 Hubbell, Inc 329
1,076 * Hudson Technologies, Inc 11
1,040 Huntington Ingalls 240
1,014 * Hydrofarm Holdings Group, Inc 2
3,375 *,e Hyliion Holdings Corp 8
404 Hyster-Yale Materials Handling, Inc 10
2,110 IDEX Corp 482
298 * IES Holdings, Inc 11
8,514 Illinois Tool Works, Inc 1,876
10,828 Ingersoll Rand, Inc 566
716 Insteel Industries, Inc 20
2,617 ITT, Inc 212
1,876 * Janus International Group, Inc 18
2,384 * JELD-WEN Holding, Inc 23
972 John Bean Technologies Corp 89
19,216 Johnson Controls International plc 1,230
242 Kadant, Inc 43
1,040 Kaman Corp 23
2,961 Kennametal, Inc 71
3,783 * Kratos Defense & Security Solutions, Inc 39
5,345 L3Harris Technologies, Inc 1,113
246 * Lawson Products, Inc 9
906 Lennox International, Inc 217
1,331 Lincoln Electric Holdings, Inc 192
220 Lindsay Corp 36
6,539 Lockheed Martin Corp 3,181
800 Luxfer Holdings plc 11
1,198 * Manitowoc Co, Inc 11
2,660 *,e Markforged Holding Corp 3
6,458 Masco Corp 301
353 * Masonite International Corp 28
1,677 * Mastec, Inc 143
3,497 * Masterbrand, Inc 26
2,076 Maxar Technologies, Inc 107
687 McGrath RentCorp 68
5,356 MDU Resources Group, Inc 163

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,473 * Mercury Systems, Inc $ 66
4,622 *,e Microvast Holdings, Inc 7
1,405 * Middleby Corp 188
446 Miller Industries, Inc 12
441 Moog, Inc (Class A) 39
2,142 * MRC Global, Inc 25
950 MSC Industrial Direct Co (Class A) 78
1,274 Mueller Industries, Inc 75
4,045 Mueller Water Products, Inc (Class A) 44
639 * MYR Group, Inc 59
206 National Presto Industries, Inc 14
8,104 *,e Nikola Corp 18
1,561 Nordson Corp 371
4,118 Northrop Grumman Corp 2,247
371 * Northwest Pipe Co 13
3,443 * NOW, Inc 44
291 * NV5 Global Inc 39
4,516 nVent Electric plc 174
117 Omega Flex, Inc 11
2,055 Oshkosh Corp 181
11,713 Otis Worldwide Corp 917
2,390 Owens Corning, Inc 204
9,158 PACCAR, Inc 906
766 Park Aerospace Corp 10
3,543 Parker-Hannifin Corp 1,031
502 * Parsons Corp 23
4,695 Pentair plc 211
1,847 * PGT Innovations, Inc 33
13,876 *,e Plug Power, Inc 172
416 Powell Industries, Inc 15
96 Preformed Line Products Co 8
1,452 Primoris Services Corp 32
5,964 * Proterra, Inc 23
784 * Proto Labs, Inc 20
905 Quanex Building Products Corp 21
4,035 Quanta Services, Inc 575
41,227 Raytheon Technologies Corp 4,161
823 * RBC Bearings, Inc 172
1,884 Regal-Beloit Corp 226
4,524 * Resideo Technologies, Inc 74
432 REV Group, Inc 5
6,127 *,e Rocket Lab USA, Inc 23
3,263 Rockwell Automation, Inc 840
878 Rush Enterprises, Inc (Class A) 46
385 Rush Enterprises, Inc (Class B) 22
1,976 * Sarcos Technology and Robotics Corp 1
4,273 Sensata Technologies Holding plc 173
3,098 * Shoals Technologies Group, Inc 76
1,169 Shyft Group, Inc 29
1,204 Simpson Manufacturing Co, Inc 107
1,315 * SiteOne Landscape Supply, Inc 154
1,357 Snap-On, Inc 310
3,290 Spirit Aerosystems Holdings, Inc (Class A) 97
1,497 * SPX Technologies, Inc 98
472 Standex International Corp 48
4,204 Stanley Black & Decker, Inc 316
4,021 *,e Stem, Inc 36
1,004 * Sterling Construction Co, Inc 33
5,997 * Sunrun, Inc 144
647 Tennant Co 40
1,186 Terex Corp 51

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,109 Textainer Group Holdings Ltd $ 34
5,699 Textron, Inc 404
853 * Thermon Group Holdings 17
2,010 Timken Co 142
1,266 * Titan International, Inc 19
491 * Titan Machinery, Inc 20
2,967 Toro Co 336
927 * TPI Composites, Inc 9
6,555 Trane Technologies plc 1,102
100 * Transcat Inc 7
1,454 TransDigm Group, Inc 916
3,483 * Trex Co, Inc 147
2,047 Trinity Industries, Inc 61
1,236 Triton International Ltd 85
1,451 * Triumph Group, Inc 15
1,399 * Tutor Perini Corp 11
1,736 UFP Industries, Inc 138
1,969 * United Rentals, Inc 700
5,141 * Univar Solutions Inc 163
582 Valmont Industries, Inc 192
455 * Vectrus, Inc 19
419 Veritiv Corp 51
8,077 Vertiv Holdings Co 110
649 * Vicor Corp 35
3,837 *,e View, Inc 4
6,356 *,e Virgin Galactic Holdings, Inc 22
1,270 W.W. Grainger, Inc 706
1,281 Wabash National Corp 29
901 Watsco, Inc 225
645 Watts Water Technologies, Inc (Class A) 94
1,330 * WESCO International, Inc 167
4,827 Westinghouse Air Brake Technologies Corp 482
5,681 * WillScot Mobile Mini Holdings Corp 257
1,753 Woodward Inc 169
5,094 Xylem, Inc 563
3,642 Zurn Water Solutions Corp 77
TOTAL CAPITAL GOODS 70,256
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
2,170 ABM Industries, Inc 96
3,257 ACCO Brands Corp 18
2,888 * ACV Auctions, Inc 24
8,912 * Alight, Inc 74
452 e Aris Water Solution, Inc 7
1,481 * ASGN Inc 121
274 Barrett Business Services, Inc 26
3,702 Booz Allen Hamilton Holding Co 387
1,283 Brady Corp (Class A) 60
511 * BrightView Holdings, Inc 4
1,108 Brink's Co 59
678 * CACI International, Inc (Class A) 204
1,375 * Casella Waste Systems, Inc (Class A) 109
1,147 * CBIZ, Inc 54
600 * Cimpress plc 17
2,330 Cintas Corp 1,052
13,091 * Clarivate Analytics plc 109
1,537 * Clean Harbors, Inc 175
11,340 * Copart, Inc 690
3,089 * CoreCivic, Inc 36
11,049 * CoStar Group, Inc 854
260 CRA International, Inc 32

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,062 Deluxe Corp $ 18
1,159 * Driven Brands Holdings, Inc 32
6,346 Dun & Bradstreet Holdings, Inc 78
1,051 Ennis, Inc 23
3,313 Equifax, Inc 644
1,272 Exponent, Inc 126
972 * First Advantage Corp 13
381 * Forrester Research, Inc 14
419 * Franklin Covey Co 20
784 * FTI Consulting, Inc 124
3,108 *,e Geo Group, Inc 34
2,590 * Harsco Corp 16
2,398 Healthcare Services Group 29
711 Heidrick & Struggles International, Inc 20
555 * Heritage-Crystal Clean, Inc 18
2,407 Herman Miller, Inc 51
392 * HireRight Holdings Corp 5
1,526 HNI Corp 43
669 * Huron Consulting Group, Inc 49
3,942 * IAA, Inc 158
637 ICF International, Inc 63
975 Insperity, Inc 111
1,293 Interface, Inc 13
3,496 Jacobs Solutions, Inc 420
3,912 * KAR Auction Services, Inc 51
4,068 KBR, Inc 215
1,192 Kelly Services, Inc (Class A) 20
681 Kforce, Inc 37
1,392 Kimball International, Inc (Class B) 9
1,748 Korn/Ferry International 88
2,559 * Legalzoom.com, Inc 20
3,664 Leidos Holdings, Inc 385
3,403 *,e Li-Cycle Holdings Corp 16
1,551 Manpower, Inc 129
271 Matthews International Corp (Class A) 8
640 * Montrose Environmental Group, Inc 28
877 MSA Safety, Inc 126
563 NL Industries, Inc 4
5,559 Pitney Bowes, Inc 21
3,913 *,e Planet Labs PBC 17
5,492 Republic Services, Inc 708
1,107 Resources Connection, Inc 20
3,044 Robert Half International, Inc 225
6,805 Rollins, Inc 249
1,668 Science Applications International Corp 185
1,592 *,e Skillsoft Corp 2
672 * SP Plus Corp 23
3,221 * Spire Global, Inc 3
3,128 Steelcase, Inc (Class A) 22
2,380 * Stericycle, Inc 119
422 * Sterling Check Corp 7
1,567 Tetra Tech, Inc 227
5,435 TransUnion 308
839 * TriNet Group, Inc 57
720 * TrueBlue, Inc 14
503 Unifirst Corp 97
3,454 * Upwork, Inc 36
4,290 Verisk Analytics, Inc 757
679 * Viad Corp 17
340 VSE Corp 16
11,502 Waste Management, Inc 1,804

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
279 * Willdan Group, Inc $ 5
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 12,405
CONSUMER DURABLES & APPAREL - 1.2%
821 Acushnet Holdings Corp 35
2,624 * Allbirds, Inc 6
1,837 * AMMO, Inc 3
1,140 * Beazer Homes USA, Inc 15
1,841 Brunswick Corp 133
3,596 * Callaway Golf Co 71
3,592 * Capri Holdings Ltd 206
1,022 Carter's, Inc 76
237 * Cavco Industries, Inc 54
629 Century Communities, Inc 31
729 Clarus Corp 6
905 Columbia Sportswear Co 79
1,521 * Crocs, Inc 165
743 * Deckers Outdoor Corp 297
8,880 DR Horton, Inc 792
1,525 Ermenegildo Zegna Holditalia S.p.A 16
958 Ethan Allen Interiors, Inc 25
1,713 * Fossil Group, Inc 7
4,285 Garmin Ltd 395
1,295 * G-III Apparel Group Ltd 18
4,066 * GoPro, Inc 20
992 * Green Brick Partners, Inc 24
8,742 Hanesbrands, Inc 56
3,755 Hasbro, Inc 229
712 * Helen of Troy Ltd 79
148 * Hovnanian Enterprises, Inc 6
608 Installed Building Products, Inc 52
883 * iRobot Corp 43
232 Johnson Outdoors, Inc 15
1,408 KB Home 45
1,320 Kontoor Brands, Inc 53
412 * Latham Group, Inc 1
935 La-Z-Boy, Inc 21
4,140 Leggett & Platt, Inc 133
7,421 Lennar Corp (Class A) 672
349 Lennar Corp (Class B) 26
624 * LGI Homes, Inc 58
362 Lifetime Brands, Inc 3
336 * Lovesac Co 7
3,076 * Lululemon Athletica, Inc 986
69 * M/I Homes, Inc 3
688 * Malibu Boats, Inc 37
441 Marine Products Corp 5
673 * MasterCraft Boat Holdings, Inc 17
8,884 * Mattel, Inc 159
1,166 MDC Holdings, Inc 37
679 * Meritage Homes Corp 63
1,499 * Mohawk Industries, Inc 153
638 Movado Group, Inc 21
10,479 Newell Brands Inc 137
33,813 Nike, Inc (Class B) 3,956
84 * NVR, Inc 387
274 Oxford Industries, Inc 26
8,335 * Peloton Interactive, Inc 66
533 *,e PLBY Group, Inc 2
1,625 Polaris Inc 164
6,384 Pulte Homes, Inc 291

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,386 *,e Purple Innovation, Inc $ 7
2,029 PVH Corp 143
1,110 Ralph Lauren Corp 117
110 Rocky Brands, Inc 3
3,296 * Skechers U.S.A., Inc (Class A) 138
1,408 * Skyline Champion Corp 73
1,649 Smith & Wesson Brands, Inc 14
3,687 * Sonos, Inc 62
1,625 Steven Madden Ltd 52
311 Sturm Ruger & Co, Inc 16
295 Superior Uniform Group, Inc 3
7,055 Tapestry, Inc 269
2,049 * Taylor Morrison Home Corp 62
5,156 Tempur Sealy International, Inc 177
2,789 Toll Brothers, Inc 139
918 * TopBuild Corp 144
1,338 * TRI Pointe Homes, Inc 25
1,520 * Tupperware Brands Corp 6
5,744 * Under Armour, Inc (Class A) 58
5,391 * Under Armour, Inc (Class C) 48
700 * Unifi, Inc 6
428 * Universal Electronics, Inc 9
9,697 VF Corp 268
4,902 * Vinco Ventures, Inc 2
997 * Vista Outdoor, Inc 24
1,629 * Vizio Holding Corp 12
1,740 *,e Vuzix Corp 6
1,386 Whirlpool Corp 196
2,662 Wolverine World Wide, Inc 29
2,480 * YETI Holdings, Inc 102
TOTAL CONSUMER DURABLES & APPAREL 12,693
CONSUMER SERVICES - 2.2%
1,998 * 2U, Inc 13
1,229 * Accel Entertainment, Inc 9
4,141 e ADT, Inc 38
1,340 * Adtalem Global Education, Inc 48
10,418 * Airbnb, Inc 891
675 * American Public Education, Inc 8
6,092 ARAMARK Holdings Corp 252
925 * Bally's Corp 18
3,453 * Beachbody Co, Inc 2
39 * Biglari Holdings, Inc (B Shares) 5
817 * BJ's Restaurants, Inc 22
1,337 Bloomin' Brands, Inc 27
476 Bluegreen Vacations Holding Corp 12
1,078 * Booking Holdings, Inc 2,172
590 * Bowlero Corp 8
1,802 Boyd Gaming Corp 98
1,598 * Bright Horizons Family Solutions 101
1,545 * Brinker International, Inc 49
5,983 * Caesars Entertainment, Inc 249
25,476 * Carnival Corp 205
318 Carriage Services, Inc 9
761 * Century Casinos, Inc 5
1,085 e Cheesecake Factory 34
3,631 * Chegg, Inc 92
751 * Chipotle Mexican Grill, Inc (Class A) 1,042
891 Choice Hotels International, Inc 100
1,073 Churchill Downs, Inc 227
427 * Chuy's Holdings, Inc 12

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
2,931 * Coursera, Inc $ 35
711 Cracker Barrel Old Country Store, Inc 67
3,625 Darden Restaurants, Inc 501
1,228 * Dave & Buster's Entertainment, Inc 44
1,296 * Denny's Corp 12
458 Dine Brands Global Inc. 30
1,040 Domino's Pizza, Inc 360
9,124 *,e DraftKings, Inc 104
651 * Duolingo, Inc 46
809 El Pollo Loco Holdings, Inc 8
455 e European Wax Center, Inc 6
2,472 * Everi Holdings, Inc 35
4,188 * Expedia Group, Inc 367
2,305 * frontdoor, Inc 48
870 * Full House Resorts, Inc 7
412 * Golden Entertainment, Inc 15
115 Graham Holdings Co 69
951 * Grand Canyon Education, Inc 100
4,434 H&R Block, Inc 162
2,683 * Hilton Grand Vacations, Inc 103
7,574 Hilton Worldwide Holdings, Inc 957
1,223 * Hyatt Hotels Corp 111
494 * Inspired Entertainment, Inc 6
2,584 International Game Technology plc 59
410 Jack in the Box, Inc 28
2,068 e Krispy Kreme, Inc 21
9,535 * Las Vegas Sands Corp 458
3,222 Laureate Education, Inc 31
989 *,e Life Time Group Holdings, Inc 12
608 * Lindblad Expeditions Holdings, Inc 5
7,425 Marriott International, Inc (Class A) 1,105
1,129 Marriott Vacations Worldwide Corp 152
20,370 McDonald's Corp 5,368
9,389 MGM Resorts International 315
1,527 *,e Mister Car Wash, Inc 14
388 * Monarch Casino & Resort, Inc 30
149 * NEOGAMES S.A. 2
400 * Noodles & Co 2
11,836 * Norwegian Cruise Line Holdings Ltd 145
465 * ONE Group Hospitality, Inc 3
1,416 * OneSpaWorld Holdings Ltd 13
1,035 Papa John's International, Inc 85
3,518 * Penn National Gaming, Inc 104
2,656 * Perdoceo Education Corp 37
2,512 * Planet Fitness, Inc 198
417 * Portillo's, Inc 7
728 * PowerSchool Holdings, Inc 17
330 RCI Hospitality Holdings, Inc 31
1,677 Red Rock Resorts, Inc 67
2,290 * Rover Group, Inc 8
5,698 * Royal Caribbean Cruises Ltd 282
1,353 * Rush Street Interactive, Inc 5
1,174 Ruth's Hospitality Group Inc 18
2,866 * Scientific Games Corp (Class A) 168
1,376 * SeaWorld Entertainment, Inc 74
3,849 Service Corp International 266
1,083 * Shake Shack, Inc 45
2,486 * Six Flags Entertainment Corp 58
31,519 Starbucks Corp 3,127
673 Strategic Education, Inc 53
407 * Stride, Inc 13

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
2,381 *,e Sweetgreen, Inc $ 20
2,056 Texas Roadhouse, Inc (Class A) 187
1,969 Travel & Leisure Co 72
1,856 * Udemy, Inc 20
1,170 Vail Resorts, Inc 279
2,671 * Vivint Smart Home, Inc 32
4,018 Wendy's 91
930 Wingstop, Inc 128
1,421 * WW International Inc 5
2,646 Wyndham Hotels & Resorts, Inc 189
3,157 * Wynn Resorts Ltd 260
371 * Xponential Fitness, Inc 8
7,800 Yum! Brands, Inc 999
TOTAL CONSUMER SERVICES 23,657
DIVERSIFIED FINANCIALS - 5.4%
974 Affiliated Managers Group, Inc 154
13,354 e AGNC Investment Corp 138
315 Alerus Financial Corp 7
8,828 Ally Financial, Inc 216
406 A-Mark Precious Metals, Inc 14
16,501 American Express Co 2,438
2,922 Ameriprise Financial, Inc 910
12,637 Annaly Capital Management, Inc 266
3,041 Apollo Commercial Real Estate Finance, Inc 33
13,271 Apollo Global Management, Inc 847
3,729 Arbor Realty Trust, Inc 49
1,014 e Ares Commercial Real Estate Corp 10
4,393 Ares Management Corp 301
2,063 e ARMOUR Residential REIT, Inc 12
1,731 Artisan Partners Asset Management, Inc 51
802 * Assetmark Financial Holdings, Inc 18
269 Associated Capital Group, Inc 11
603 B. Riley Financial, Inc 21
1,284 Banco Latinoamericano de Exportaciones S.A. (Class E) 21
20,568 Bank of New York Mellon Corp 936
49,886 * Berkshire Hathaway, Inc (Class B) 15,410
8,951 BGC Partners, Inc (Class A) 34
4,150 BlackRock, Inc 2,941
4,265 Blackstone Mortgage Trust, Inc 90
19,298 Blackstone, Inc 1,432
1,242 * Blucora, Inc 32
11,576 e Blue Owl Capital, Inc 123
1,604 Brightsphere Investment Group, Inc 33
3,033 BrightSpire Capital, Inc 19
4,897 e Broadmark Realty Capital, Inc 17
2,523 * Cannae Holdings, Inc 52
10,697 Capital One Financial Corp 994
5,682 Carlyle Group, Inc 170
2,995 CBOE Global Markets, Inc 376
41,956 Charles Schwab Corp 3,493
5,843 e Chimera Investment Corp 32
2,359 Claros Mortgage Trust, Inc 35
9,925 CME Group, Inc 1,669
853 Cohen & Steers, Inc 55
4,422 *,e Coinbase Global, Inc 156
1,463 e Compass Diversified Trust 27
906 Cowen Group, Inc 35
199 * Credit Acceptance Corp 94
334 e Curo Group Holdings Corp 1
118 Diamond Hill Investment Group, Inc 22

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
7,366 Discover Financial Services $ 721
1,075 * Donnelley Financial Solutions, Inc 42
620 Dynex Capital, Inc 8
1,030 Ellington Financial Inc 13
553 * Encore Capital Group, Inc 26
1,226 * Enova International, Inc 47
9,797 Equitable Holdings, Inc 281
904 Evercore Inc 99
1,988 * Ezcorp, Inc (Class A) 16
993 Factset Research Systems, Inc 398
2,841 Federated Investors, Inc (Class B) 103
1,192 FirstCash Holdings, Inc 104
1,366 * Focus Financial Partners, Inc 51
2,037 e Franklin BSP Realty Trust, Inc 26
8,239 e Franklin Resources, Inc 217
559 GCM Grosvenor, Inc 4
9,183 Goldman Sachs Group, Inc 3,153
1,667 Granite Point Mortgage Trust, Inc 9
1,775 * Green Dot Corp 28
904 Hamilton Lane, Inc 58
2,171 e Hannon Armstrong Sustainable Infrastructure Capital, Inc 63
1,371 Houlihan Lokey, Inc 119
2,433 Interactive Brokers Group, Inc (Class A) 176
15,214 Intercontinental Exchange Group, Inc 1,561
10,471 Invesco Ltd 188
645 e Invesco Mortgage Capital, Inc 8
2,026 Jackson Financial, Inc 70
4,371 Janus Henderson Group plc 103
6,446 Jefferies Financial Group, Inc 221
15,916 KKR & Co, Inc 739
933 KKR Real Estate Finance Trust, Inc 13
2,645 Ladder Capital Corp 27
2,463 Lazard Ltd (Class A) 85
2,865 * LendingClub Corp 25
334 * LendingTree, Inc 7
2,200 LPL Financial Holdings, Inc 476
1,069 MarketAxess Holdings, Inc 298
2,348 MFA Financial, Inc 23
1,603 Moelis & Co 61
3,839 * Moneylion, Inc 2
4,380 Moody's Corp 1,220
34,671 Morgan Stanley 2,948
671 Morningstar, Inc 145
2,141 MSCI, Inc (Class A) 996
9,273 Nasdaq Inc 569
2,696 Navient Corp 44
249 Nelnet, Inc (Class A) 23
619 * NerdWallet, Inc 6
11,204 New Residential Investment Corp 92
9,097 New York Mortgage Trust, Inc 23
5,699 Northern Trust Corp 504
2,990 OneMain Holdings, Inc 100
3,011 * Open Lending Corp 20
563 * Oportun Financial Corp 3
448 Oppenheimer Holdings, Inc 19
651 e Orchid Island Capital, Inc 7
2,603 e PennyMac Mortgage Investment Trust 32
745 Perella Weinberg Partners 7
553 Piper Jaffray Cos 72
727 PJT Partners, Inc 54
1,565 * PRA Group, Inc 53

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,741 * PROG Holdings, Inc $ 29
5,107 Raymond James Financial, Inc 546
1,249 e Ready Capital Corp 14
2,761 Redwood Trust, Inc 19
383 Regional Management Corp 11
15,885 * Robinhood Markets, Inc 129
9,088 S&P Global, Inc 3,044
551 Sculptor Capital Management, Inc 5
2,653 SEI Investments Co 155
6,060 SLM Corp 101
22,427 * SoFi Technologies, Inc 103
7,310 Starwood Property Trust, Inc 134
9,972 State Street Corp 774
1,257 StepStone Group, Inc 32
2,962 Stifel Financial Corp 173
601 * StoneX Group, Inc 57
12,719 Synchrony Financial 418
6,251 T Rowe Price Group, Inc 682
1,884 TPG RE Finance Trust, Inc 13
2,955 Tradeweb Markets, Inc 192
2,103 Two Harbors Investment Corp 33
2,095 *,e Upstart Holdings, Inc 28
2,593 Virtu Financial, Inc 53
255 Virtus Investment Partners, Inc 49
2,651 Voya Financial, Inc 163
4,611 WisdomTree Investments, Inc 25
160 *,e World Acceptance Corp 11
TOTAL DIVERSIFIED FINANCIALS 57,394
ENERGY - 5.2%
684 *,e Aemetis, Inc 3
1,963 * Alto Ingredients, Inc 6
394 e Altus Midstream Co 13
1,272 * Amplify Energy Corp 11
9,807 Antero Midstream Corp 106
8,344 * Antero Resources Corp 259
8,992 APA Corp 420
402 Arch Resources, Inc 57
3,123 Archrock, Inc 28
831 * Ardmore Shipping Corp 12
25,822 Baker Hughes Co 763
1,669 Berry Petroleum Co LLC 13
1,978 Bonanza Creek Energy, Inc 115
3,778 * Borr Drilling Ltd 19
510 * Bristow Group, Inc 14
21,497 Cabot Oil & Gas Corp 528
1,403 Cactus, Inc 71
2,028 California Resources Corp 88
1,322 * Callon Petroleum Co 49
230 * Centrus Energy Corp 7
5,414 ChampionX Corp 157
6,864 Cheniere Energy, Inc 1,029
3,194 Chesapeake Energy Corp 301
53,694 Chevron Corp 9,638
4,074 * Clean Energy Fuels Corp 21
5,835 * CNX Resources Corp 98
2,351 Comstock Resources Inc 32
34,761 ConocoPhillips 4,102
912 CONSOL Energy, Inc 59
681 e Crescent Energy, Inc 8
875 CVR Energy, Inc 27

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,947 Delek US Holdings, Inc $ 53
1,483 * Denbury, Inc 129
18,402 Devon Energy Corp 1,132
3,794 DHT Holdings, Inc 34
3,680 * Diamond Offshore Drilling, Inc 38
4,977 Diamondback Energy, Inc 681
535 * DMC Global, Inc 10
1,083 Dorian LPG Ltd 21
1,195 * Dril-Quip, Inc 32
2,913 DT Midstream, Inc 161
1,219 * Earthstone Energy, Inc 17
4,018 *,e Energy Fuels, Inc 25
800 e Enviva, Inc 42
16,158 EOG Resources, Inc 2,093
10,320 EQT Corp 349
12,086 Equitrans Midstream Corp 81
428 Excelerate Energy, Inc 11
114,416 Exxon Mobil Corp 12,620
691 FLEX LNG Ltd 23
1,917 * Frank's International NV 35
3,756 e Frontline Ltd 46
5,829 *,e Gevo, Inc 11
2,739 * Golar LNG Ltd 62
1,490 * Green Plains Inc 45
278 * Gulfport Energy Operating Corp 20
25,715 Halliburton Co 1,012
5,378 * Helix Energy Solutions Group, Inc 40
2,774 Helmerich & Payne, Inc 137
7,937 Hess Corp 1,126
4,114 HF Sinclair Corp 213
1,167 International Seaways, Inc 43
56,038 Kinder Morgan, Inc 1,013
12,210 * Kosmos Energy Ltd 78
458 * Laredo Petroleum, Inc 24
4,108 Liberty Oilfield Services, Inc 66
4,177 Magnolia Oil & Gas Corp 98
17,870 Marathon Oil Corp 484
13,068 Marathon Petroleum Corp 1,521
2,911 Matador Resources Co 167
3,745 Murphy Oil Corp 161
238 * Nabors Industries Ltd 37
639 * National Energy Services Reunited Corp 4
1,311 New Fortress Energy, Inc 56
3,366 * Newpark Resources, Inc 14
4,954 * NexTier Oilfield Solutions, Inc 46
2,188 * Noble Corp plc 82
3,925 Nordic American Tankers Ltd 12
1,684 Northern Oil and Gas, Inc 52
10,664 NOV, Inc 223
1,043 Oasis Petroleum, Inc 143
22,044 Occidental Petroleum Corp 1,389
2,352 * Oceaneering International, Inc 41
2,073 * Oil States International, Inc 15
12,205 ONEOK, Inc 802
7,048 Ovintiv, Inc 357
1,291 * Par Pacific Holdings, Inc 30
5,742 Patterson-UTI Energy, Inc 97
2,663 PBF Energy, Inc 109
2,461 PDC Energy, Inc 156
3,255 * Peabody Energy Corp 86
544 Penn Virginia Corp 22

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
5,026 Permian Resources Corp $ 47
13,150 Phillips 66 1,369
6,598 Pioneer Natural Resources Co 1,507
2,609 * ProPetro Holding Corp 27
7,142 Range Resources Corp 179
702 * Rex American Resources Corp 22
257 Riley Exploration Permian, Inc 8
2,001 * Ring Energy, Inc 5
2,256 RPC, Inc 20
792 * SandRidge Energy, Inc 13
39,549 Schlumberger Ltd 2,114
981 Scorpio Tankers, Inc 53
1,587 Select Energy Services, Inc 15
2,365 SFL Corp Ltd 22
258 * SilverBow Resources, Inc 7
2,012 e Sitio Royalties Corp 58
2,674 SM Energy Co 93
886 Solaris Oilfield Infrastructure, Inc 9
26,298 * Southwestern Energy Co 154
1,668 * Talos Energy, Inc 31
6,202 Targa Resources Investments, Inc 456
560 * Teekay Tankers Ltd 17
14,573 * Tellurian, Inc 24
3,440 * Tetra Technologies, Inc 12
152 Texas Pacific Land Corp 356
1,174 * Tidewater, Inc 43
7,605 * Uranium Energy Corp 29
3,976 *,e Ur-Energy, Inc 5
1,949 * US Silica Holdings, Inc 24
1,428 Vaalco Energy, Inc 6
1,772 * Valaris Ltd 120
10,696 Valero Energy Corp 1,357
1,548 *,e Vertex Energy, Inc 10
3,587 * W&T Offshore, Inc 20
1,948 * Weatherford International Ltd 99
33,907 Williams Cos, Inc 1,116
1,789 World Fuel Services Corp 49
TOTAL ENERGY 55,277
FOOD & STAPLES RETAILING - 1.4%
4,646 Albertsons Cos, Inc 96
1,108 Andersons, Inc 39
3,420 * BJ's Wholesale Club Holdings, Inc 226
959 Casey's General Stores, Inc 215
776 * Chefs' Warehouse Holdings, Inc 26
12,164 Costco Wholesale Corp 5,553
2,474 * Grocery Outlet Holding Corp 72
1,600 * HF Foods Group Inc 6
555 Ingles Markets, Inc (Class A) 54
18,033 Kroger Co 804
345 Natural Grocers by Vitamin C 3
4,036 * Performance Food Group Co 236
820 Pricesmart, Inc 50
1,730 *,e Rite Aid Corp 6
957 SpartanNash Co 29
3,412 * Sprouts Farmers Market, Inc 110
13,771 SYSCO Corp 1,053
1,636 * United Natural Foods, Inc 63
5,895 * US Foods Holding Corp 201
292 Village Super Market (Class A) 7
20,210 Walgreens Boots Alliance, Inc 755

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
39,597 Walmart, Inc $ 5,614
313 Weis Markets, Inc 26
TOTAL FOOD & STAPLES RETAILING 15,244
FOOD, BEVERAGE & TOBACCO - 3.5%
4,487 *,e 22nd Century Group, Inc 4
50,011 Altria Group, Inc 2,286
15,416 Archer-Daniels-Midland Co 1,431
1,674 B&G Foods, Inc (Class A) 19
4,728 *,e Benson Hill, Inc 12
1,699 *,e Beyond Meat, Inc 21
285 * Boston Beer Co, Inc (Class A) 94
1,291 Brown-Forman Corp (Class A) 85
4,794 Brown-Forman Corp (Class B) 315
3,814 Bunge Ltd 381
583 Calavo Growers, Inc 17
1,263 Cal-Maine Foods, Inc 69
5,433 Campbell Soup Co 308
1,529 * Celsius Holdings, Inc 159
107,888 Coca-Cola Co 6,863
126 Coca-Cola Consolidated Inc 65
13,074 ConAgra Brands, Inc 506
4,170 Constellation Brands, Inc (Class A) 966
4,594 * Darling International, Inc 288
705 * Duckhorn Portfolio, Inc 12
5,653 Flowers Foods, Inc 162
1,151 Fresh Del Monte Produce, Inc 30
1,239 * Freshpet, Inc 65
16,250 General Mills, Inc 1,363
2,641 * Hain Celestial Group, Inc 43
4,031 Hershey Co 933
7,844 Hormel Foods Corp 357
3,112 * Hostess Brands, Inc 70
1,536 Ingredion, Inc 150
530 J&J Snack Foods Corp 79
2,870 J.M. Smucker Co 455
368 John B. Sanfilippo & Son, Inc 30
6,867 Kellogg Co 489
23,053 Keurig Dr Pepper, Inc 822
19,209 Kraft Heinz Co 782
3,732 Lamb Weston Holdings, Inc 333
566 Lancaster Colony Corp 112
1,056 * Landec Corp 7
6,957 McCormick & Co, Inc 577
476 MGP Ingredients, Inc 51
684 * Mission Produce, Inc 8
5,174 Molson Coors Brewing Co (Class B) 267
37,991 Mondelez International, Inc 2,532
10,175 * Monster Beverage Corp 1,033
607 * National Beverage Corp 28
38,073 PepsiCo, Inc 6,878
42,886 Philip Morris International, Inc 4,340
1,486 * Pilgrim's Pride Corp 35
1,785 * Post Holdings, Inc 161
4,873 Primo Water Corp 76
8 Seaboard Corp 30
226 * Seneca Foods Corp 14
2,221 * Simply Good Foods Co 84
537 * Sovos Brands, Inc 8
2,448 * SunOpta, Inc 21
1,227 *,e Tattooed Chef, Inc 1

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
364 Tootsie Roll Industries, Inc $ 15
1,691 * TreeHouse Foods, Inc 83
310 Turning Point Brands, Inc 7
7,401 Tyson Foods, Inc (Class A) 461
627 Universal Corp 33
1,426 Utz Brands, Inc 23
4,010 Vector Group Ltd 48
574 *,e Vintage Wine Estates, Inc 2
630 * Vita Coco Co, Inc 9
689 * Vital Farms, Inc 10
451 * Whole Earth Brands, Inc 2
TOTAL FOOD, BEVERAGE & TOBACCO 37,020
HEALTH CARE EQUIPMENT & SERVICES - 6.3%
4,943 * 1Life Healthcare, Inc 83
47,322 Abbott Laboratories 5,195
2,626 * Acadia Healthcare Co, Inc 216
1,487 * Accolade, Inc 12
2,296 * AdaptHealth Corp 44
409 * Addus HomeCare Corp 41
462 * Agiliti, Inc 8
5,106 *,e agilon health, Inc 82
2,242 * Align Technology, Inc 473
2,083 * Alignment Healthcare, Inc 24
2,755 * Allscripts Healthcare Solutions, Inc 49
2,458 * Alphatec Holdings Inc 30
872 * Amedisys, Inc 73
5,730 * American Well Corp 16
4,259 AmerisourceBergen Corp 706
1,306 * AMN Healthcare Services, Inc 134
1,310 * Angiodynamics, Inc 18
1,046 * Apollo Medical Holdings, Inc 31
1,229 * AtriCure, Inc 55
40 Atrion Corp 22
1,650 * Avanos Medical, Inc 45
920 * Aveanna Healthcare Holdings, Inc 1
1,009 * AxoGen, Inc 10
1,185 * Axonics Modulation Technologies, Inc 74
14,132 Baxter International, Inc 720
7,847 Becton Dickinson & Co 1,995
681 * BioLife Solutions Inc 12
39,262 * Boston Scientific Corp 1,817
6,211 * Brookdale Senior Living, Inc 17
4,980 *,e Butterfly Network, Inc 12
7,197 Cardinal Health, Inc 553
1,207 * Cardiovascular Systems, Inc 16
1,536 *,e CareMax, Inc 6
627 * Castle Biosciences, Inc 15
15,999 * Centene Corp 1,312
3,092 * Certara, Inc 50
4,212 * Cerus Corp 15
365 Chemed Corp 186
8,267 Cigna Corp 2,739
10,784 *,e Clover Health Investments Corp 10
3,702 * Community Health Systems, Inc 16
481 * Computer Programs & Systems, Inc 13
671 Conmed Corp 59
1,318 Cooper Cos, Inc 436
137 * Corvel Corp 20
1,273 * Cross Country Healthcare, Inc 34
1,250 * CryoLife, Inc 15

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
2,947 * Cue Health, Inc $ 6
593 * Cutera, Inc 26
36,345 CVS Health Corp 3,387
1,340 * DaVita, Inc 100
792 * Definitive Healthcare Corp 9
5,191 Dentsply Sirona, Inc 165
10,674 * Dexcom, Inc 1,209
2,001 * DocGo, Inc 14
2,649 *,e Doximity, Inc 89
16,909 * Edwards Lifesciences Corp 1,262
6,674 Elevance Health, Inc 3,424
1,639 Embecta Corp 41
2,399 Encompass Health Corp 143
1,534 * Enhabit, Inc 20
1,154 * Enovis Corp 62
1,488 Ensign Group, Inc 141
3,894 * Envista Holdings Corp 131
2,165 * Evolent Health, Inc 61
3,412 * Figs, Inc 23
604 * Fulgent Genetics, Inc 18
1,276 * Glaukos Corp 56
2,038 * Globus Medical, Inc 151
2,679 * Guardant Health, Inc 73
1,374 * Haemonetics Corp 108
6,037 HCA Healthcare, Inc 1,449
1,262 * Health Catalyst, Inc 13
2,384 * HealthEquity, Inc 147
1,071 * HealthStream, Inc 27
3,559 * Henry Schein, Inc 284
236 * Heska Corp 15
3,283 * Hims & Hers Health, Inc 21
6,729 * Hologic, Inc 503
3,504 Humana, Inc 1,795
588 * ICU Medical, Inc 93
2,305 * IDEXX Laboratories, Inc 940
1,298 * Inari Medical, Inc 82
316 *,e Innovage Holding Corp 2
672 * Inogen, Inc 13
734 * Inspire Medical Systems, Inc 185
1,892 * Insulet Corp 557
935 * Integer Holding Corp 64
1,812 * Integra LifeSciences Holdings Corp 102
9,808 * Intuitive Surgical, Inc 2,603
5,991 *,e Invitae Corp 11
818 * iRhythm Technologies, Inc 77
390 * Joint Corp 5
2,613 Laboratory Corp of America Holdings 615
1,899 * Lantheus Holdings, Inc 97
562 LeMaitre Vascular, Inc 26
680 * LHC Group, Inc 110
1,759 * LifeStance Health Group, Inc 9
1,549 * LivaNova plc 86
1,396 * Masimo Corp 207
3,991 McKesson Corp 1,497
1,877 * MEDNAX, Inc 28
37,147 Medtronic plc 2,887
1,071 * Meridian Bioscience, Inc 36
1,636 * Merit Medical Systems, Inc 116
126 Mesa Laboratories, Inc 21
426 * ModivCare, Inc 38
1,532 * Molina Healthcare, Inc 506

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
10,341 *,e Multiplan Corp $ 12
1,138 * Nano-X Imaging Ltd 8
212 National Healthcare Corp 13
357 National Research Corp 13
5,732 * Neogen Corp 87
1,074 * Nevro Corp 43
1,960 * NextGen Healthcare, Inc 37
2,637 * Novocure Ltd 193
1,307 * NuVasive, Inc 54
3,059 * Oak Street Health, Inc 66
1,291 * Omnicell, Inc 65
13,300 * Opko Health, Inc 17
578 * OptimizeRx Corp 10
3,932 * Option Care Health, Inc 118
2,181 * OraSure Technologies, Inc 11
679 * Orthofix Medical Inc 14
357 * OrthoPediatrics Corp 14
1,325 * Outset Medical, Inc 34
2,217 * Owens & Minor, Inc 43
1,177 * Paragon 28, Inc 22
1,971 Patterson Cos, Inc 55
942 * Pennant Group, Inc 10
1,020 * Penumbra, Inc 227
619 * PetIQ, Inc 6
1,246 * Phreesia, Inc 40
3,275 Premier, Inc 115
1,116 * Privia Health Group, Inc 25
670 * PROCEPT BioRobotics Corp 28
1,851 * Progyny, Inc 58
3,887 * Project Roadrunner Parent, Inc 43
711 * Pulmonx Corp 6
3,134 Quest Diagnostics, Inc 490
1,394 * QuidelOrtho Corp 119
1,510 * RadNet, Inc 28
3,994 Resmed, Inc 831
558 * RxSight, Inc 7
1,342 * Schrodinger, Inc 25
640 * SeaSpine Holdings Corp 5
3,129 Select Medical Holdings Corp 78
4,050 * Sema4 Holdings Corp 1
12,510 * Senseonics Holdings, Inc 13
996 * Shockwave Medical Inc 205
815 * SI-BONE, Inc 11
775 * Sight Sciences, Inc 9
1,449 * Signify Health, Inc 42
987 * Silk Road Medical Inc 52
414 Simulations Plus, Inc 15
1,339 * Staar Surgical Co 65
2,725 STERIS plc 503
9,659 Stryker Corp 2,362
927 * Surgery Partners, Inc 26
516 * SurModics, Inc 18
468 * Tactile Systems Technology, Inc 5
1,948 * Tandem Diabetes Care, Inc 88
4,752 * Teladoc, Inc 112
1,270 Teleflex, Inc 317
3,172 * Tenet Healthcare Corp 155
604 * Transmedics Group, Inc 37
803 * Treace Medical Concepts, Inc 18
226 * UFP Technologies, Inc 27
25,887 UnitedHealth Group, Inc 13,725

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,745 Universal Health Services, Inc (Class B) $ 246
468 US Physical Therapy, Inc 38
149 Utah Medical Products, Inc 15
1,492 * Varex Imaging Corp 30
3,838 * Veeva Systems, Inc 619
5,433 * VG Acquisition Corp 12
1,334 * Vicarious Surgical, Inc 3
3,908 * ViewRay, Inc 17
5,739 Zimmer Biomet Holdings, Inc 732
635 * Zimvie, Inc 6
1,048 e Zynex Inc 15
TOTAL HEALTH CARE EQUIPMENT & SERVICES 66,105
HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
2,708 *,e Beauty Health Co 25
3,638 * BellRing Brands, Inc 93
400 * Central Garden & Pet Co 15
1,366 * Central Garden and Pet Co (Class A) 49
6,646 Church & Dwight Co, Inc 536
3,351 Clorox Co 470
22,560 Colgate-Palmolive Co 1,778
9,161 * Coty, Inc 78
1,561 Edgewell Personal Care Co 60
1,085 * elf Beauty, Inc 60
2,086 Energizer Holdings, Inc 70
6,239 Estee Lauder Cos (Class A) 1,548
2,976 * Herbalife Nutrition Ltd 44
2,022 * Honest Co, Inc 6
625 Inter Parfums, Inc 60
9,169 Kimberly-Clark Corp 1,245
366 Medifast, Inc 42
537 * Nature's Sunshine Products, Inc 5
1,594 Nu Skin Enterprises, Inc (Class A) 67
3,350 * Olaplex Holdings, Inc 18
65,619 Procter & Gamble Co 9,945
1,260 Reynolds Consumer Products, Inc 38
1,088 Spectrum Brands Holdings, Inc 66
426 * USANA Health Sciences, Inc 23
1,597 * Veru, Inc 8
443 WD-40 Co 71
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 16,420
INSURANCE - 2.5%
17,302 Aflac, Inc 1,245
7,423 Allstate Corp 1,007
1,747 * AMBAC Financial Group, Inc 30
2,546 American Equity Investment Life Holding Co 116
1,850 American Financial Group, Inc 254
20,842 American International Group, Inc 1,318
751 Amerisafe, Inc 39
5,747 Aon plc 1,725
9,860 * Arch Capital Group Ltd 619
1,084 Argo Group International Holdings Ltd 28
5,687 Arthur J. Gallagher & Co 1,072
1,574 Assurant, Inc 197
1,602 Assured Guaranty Ltd 100
2,014 Axis Capital Holdings Ltd 109
7,141 * Bright Health Group, Inc 5
1,542 * Brighthouse Financial, Inc 79
6,379 Brown & Brown, Inc 363
1,510 * BRP Group, Inc 38

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
11,396 Chubb Ltd $ 2,514
4,237 Cincinnati Financial Corp 434
864 CNA Financial Corp 37
2,368 Conseco, Inc 54
1,399 Corebridge Financial, Inc 28
406 Donegal Group, Inc (Class A) 6
746 * eHealth, Inc 4
1,061 Employers Holdings, Inc 46
333 * Enstar Group Ltd 77
689 Erie Indemnity Co (Class A) 171
1,038 Everest Re Group Ltd 344
496 * F&G Annuities & Life, Inc 10
7,302 Fidelity National Financial Inc 275
2,961 First American Financial Corp 155
9,101 * Genworth Financial, Inc (Class A) 48
2,420 Globe Life, Inc 292
512 * Goosehead Insurance, Inc 18
621 * Greenlight Capital Re Ltd (Class A) 5
923 Hanover Insurance Group, Inc 125
9,134 Hartford Financial Services Group, Inc 693
290 e HCI Group, Inc 11
348 *,e Hippo Holdings, Inc 5
1,591 Horace Mann Educators Corp 59
62 Investors Title Co 9
865 James River Group Holdings Ltd 18
1,556 Kemper Corp 77
651 Kinsale Capital Group, Inc 170
1,146 * Lemonade, Inc 16
4,396 Lincoln National Corp 135
5,410 Loews Corp 316
362 * Markel Corp 477
13,822 Marsh & McLennan Cos, Inc 2,287
2,049 * MBIA, Inc 26
754 Mercury General Corp 26
18,455 Metlife, Inc 1,336
92 National Western Life Group, Inc 26
394 * NI Holdings, Inc 5
7,499 Old Republic International Corp 181
3,765 * Oscar Health, Inc 9
682 * Palomar Holdings, Inc 31
1,013 Primerica, Inc 144
6,857 Principal Financial Group 575
1,956 ProAssurance Corp 34
16,162 Progressive Corp 2,096
10,424 Prudential Financial, Inc 1,037
1,995 Reinsurance Group of America, Inc (Class A) 283
1,234 RenaissanceRe Holdings Ltd 227
1,226 RLI Corp 161
231 *,e Root, Inc 1
2,077 * Ryan Specialty Group Holdings, Inc 86
192 Safety Insurance Group, Inc 16
1,549 Selective Insurance Group, Inc 137
4,001 * Selectquote, Inc 3
2,745 * SiriusPoint Ltd 16
815 Stewart Information Services Corp 35
1,255 Tiptree Inc 17
6,490 Travelers Cos, Inc 1,217
1,119 *,e Trupanion, Inc 53
844 United Fire Group Inc 23
1,340 Universal Insurance Holdings, Inc 14
4,932 Unum Group 202

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
5,570 W.R. Berkley Corp $ 404
77 White Mountains Insurance Group Ltd 109
2,905 Willis Towers Watson plc 710
TOTAL INSURANCE 26,500
MATERIALS - 3.0%
675 * 5E Advanced Materials, Inc 5
889 AdvanSix, Inc 34
6,113 Air Products & Chemicals, Inc 1,884
3,242 Albemarle Corp 703
5,296 Alcoa Corp 241
3,295 * Allegheny Technologies, Inc 98
300 Alpha Metallurgical Resources, Inc 44
41,501 Amcor plc 494
1,143 American Vanguard Corp 25
1,717 Aptargroup, Inc 189
2,870 * Arconic Corp 61
716 *,† Ardagh Group S.A. 9
4,201 Ardagh Metal Packaging S.A. 20
1,363 Ashland Global Holdings, Inc 147
562 * Aspen Aerogels, Inc 7
2,163 Avery Dennison Corp 392
2,934 Avient Corp 99
5,815 * Axalta Coating Systems Ltd 148
794 Balchem Corp 97
8,742 Ball Corp 447
3,438 Berry Global Group, Inc 208
1,693 Cabot Corp 113
1,242 Carpenter Technology Corp 46
3,001 Celanese Corp (Series A) 307
1,274 * Century Aluminum Co 10
5,564 CF Industries Holdings, Inc 474
284 Chase Corp 24
4,211 Chemours Co 129
623 * Clearwater Paper Corp 24
14,347 * Cleveland-Cliffs, Inc 231
6,825 * Coeur Mining, Inc 23
2,958 Commercial Metals Co 143
1,021 Compass Minerals International, Inc 42
3,240 * Constellium SE 38
19,994 Corteva, Inc 1,175
3,202 Crown Holdings, Inc 263
1,980 *,e Danimer Scientific, Inc 4
1,798 * Diversey Holdings Ltd 8
20,317 Dow, Inc 1,024
14,363 DuPont de Nemours, Inc 986
983 Eagle Materials, Inc 131
3,506 Eastman Chemical Co 286
6,784 Ecolab, Inc 987
6,085 Element Solutions, Inc 111
3,271 FMC Corp 408
39,610 Freeport-McMoRan, Inc (Class B) 1,505
954 FutureFuel Corp 8
23,436 * Ginkgo Bioworks Holdings, Inc 40
1,827 Glatfelter Corp 5
7,879 Graphic Packaging Holding Co 175
985 Greif, Inc (Class A) 66
203 Greif, Inc (Class B) 16
1,239 H.B. Fuller Co 89
754 Hawkins, Inc 29
501 Haynes International, Inc 23

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
16,414 Hecla Mining Co $ 91
4,964 Huntsman Corp 136
4,044 * Hycroft Mining Holding Corp 2
1,288 * Ingevity Corp 91
872 Innospec, Inc 90
6,858 International Flavors & Fragrances, Inc 719
9,279 International Paper Co 321
362 * Intrepid Potash, Inc 10
443 Kaiser Aluminum Corp 34
850 Koppers Holdings, Inc 24
893 Kronos Worldwide, Inc 8
13,742 Linde plc 4,482
4,445 * Livent Corp 88
2,293 Louisiana-Pacific Corp 136
952 * LSB Industries, Inc 13
6,951 LyondellBasell Industries NV 577
1,753 Martin Marietta Materials, Inc 592
467 Materion Corp 41
838 Minerals Technologies, Inc 51
9,641 Mosaic Co 423
2,475 * MP Materials Corp 60
871 Myers Industries, Inc 19
126 NewMarket Corp 39
21,581 Newmont Goldcorp Corp 1,019
8,146 * Novagold Resources Inc 49
7,149 Nucor Corp 942
5,026 * O-I Glass, Inc 83
3,486 Olin Corp 185
395 Olympic Steel, Inc 13
2,691 *,e Origin Materials, Inc 12
2,087 Orion Engineered Carbons SA 37
2,401 Packaging Corp of America 307
728 Pactiv Evergreen, Inc 8
3,762 * Perimeter Solutions S.A. 34
464 * Piedmont Lithium, Inc 20
6,459 PPG Industries, Inc 812
890 * PQ Group Holdings, Inc 8
2,909 *,e PureCycle Technologies, Inc 20
452 Quaker Chemical Corp 75
646 Ramaco Resources, Inc 6
821 * Ranpak Holdings Corp 5
1,744 * Rayonier Advanced Materials, Inc 17
1,666 Reliance Steel & Aluminum Co 337
887 * Resolute Forest Products 19
1,819 Royal Gold, Inc 205
3,517 RPM International, Inc 343
592 Ryerson Holding Corp 18
941 Schnitzer Steel Industries, Inc (Class A) 29
1,637 Schweitzer-Mauduit International, Inc 34
1,142 Scotts Miracle-Gro Co (Class A) 55
4,411 Sealed Air Corp 220
1,015 Sensient Technologies Corp 74
6,602 Sherwin-Williams Co 1,567
2,434 Silgan Holdings, Inc 126
2,707 Sonoco Products Co 164
2,484 Southern Copper Corp 150
5,527 SSR Mining, Inc 87
4,820 Steel Dynamics, Inc 471
479 Stepan Co 51
3,455 * Summit Materials, Inc 98
2,524 SunCoke Energy, Inc 22

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
905 Sylvamo Corp $ 44
1,535 * TimkenSteel Corp 28
1,164 Tredegar Corp 12
1,789 Trimas Corp 50
857 Trinseo plc 19
3,174 Tronox Holdings plc 44
66 United States Lime & Minerals, Inc 9
5,821 United States Steel Corp 146
4,362 Valvoline, Inc 142
3,732 Vulcan Materials Co 654
1,235 Warrior Met Coal, Inc 43
886 Westlake Chemical Corp 91
6,940 WestRock Co 244
858 Worthington Industries, Inc 43
TOTAL MATERIALS 31,633
MEDIA & ENTERTAINMENT - 5.6%
21,427 Activision Blizzard, Inc 1,640
1,783 * Advantage Solutions, Inc 4
166,493 * Alphabet, Inc (Class A) 14,690
147,952 * Alphabet, Inc (Class C) 13,128
6,143 * Altice USA, Inc 28
12,774 *,e AMC Entertainment Holdings, Inc 52
921 * AMC Networks, Inc 14
353 * Boston Omaha Corp 9
2,348 * Bumble, Inc 49
163 Cable One, Inc 116
941 * Cardlytics, Inc 5
2,709 * Cargurus, Inc 38
2,223 * Cars.com, Inc 31
3,004 * Charter Communications, Inc 1,019
3,434 * Cinemark Holdings, Inc 30
10,518 * Clear Channel 11
119,459 Comcast Corp (Class A) 4,177
46 * Daily Journal Corp 11
6,813 * DISH Network Corp (Class A) 96
7,567 Electronic Arts, Inc 925
4,712 * Entercom Communications Corp 1
2,637 Entravision Communications Corp (Class A) 13
2,165 * Eventbrite Inc 13
452 * EverQuote Inc 7
1,941 * EW Scripps Co (Class A) 26
8,572 Fox Corp (Class A) 260
3,832 Fox Corp (Class B) 109
3,947 *,e fuboTV, Inc 7
4,050 * Gannett Co, Inc 8
2,117 Gray Television, Inc 24
2,290 * IAC 102
3,188 * iHeartMedia, Inc 20
1,677 * Imax Corp 25
1,209 * Integral Ad Science Holding Corp 11
11,025 Interpublic Group of Cos, Inc 367
1,411 John Wiley & Sons, Inc (Class A) 56
428 *,e Liberty Braves Group (Class A) 14
1,434 * Liberty Braves Group (Class C) 46
661 Liberty Broadband Corp (Class A) 50
3,561 * Liberty Broadband Corp (Class C) 272
300 * Liberty Media Group (Class A) 16
5,333 * Liberty Media Group (Class C) 319
1,910 Liberty SiriusXM Group (Class A) 75
4,032 * Liberty SiriusXM Group (Class C) 158

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
2,000 * Lions Gate Entertainment Corp (Class A) $ 11
3,835 * Lions Gate Entertainment Corp (Class B) 21
4,246 * Live Nation, Inc 296
627 Madison Square Garden Co 115
832 * Madison Square Garden Entertainment Corp 37
3,683 * Magnite, Inc 39
736 e Marcus Corp 11
8,083 * Match Group, Inc 335
584 * MediaAlpha, Inc 6
62,328 * Meta Platforms, Inc 7,501
12,078 * Netflix, Inc 3,562
4,377 New York Times Co (Class A) 142
10,391 News Corp (Class A) 189
3,112 News Corp (Class B) 57
1,008 Nexstar Media Group Inc 176
5,538 Omnicom Group, Inc 452
244 Paramount Global (Class A) 5
16,396 Paramount Global (Class B) 277
16,442 * Pinterest, Inc 399
2,020 * Playstudios, Inc 8
2,676 * Playtika Holding Corp 23
1,094 * PubMatic, Inc 14
1,192 * QuinStreet, Inc 17
12,415 * ROBLOX Corp 353
3,467 * Roku, Inc 141
1,096 Scholastic Corp 43
132 Sinclair Broadcast Group, Inc (Class A) 2
16,700 e Sirius XM Holdings, Inc 98
8,841 *,e Skillz, Inc 4
3,941 * Spotify Technology S.A. 311
1,585 * Stagwell, Inc 10
4,405 * Take-Two Interactive Software, Inc 459
708 * TechTarget, Inc 31
5,789 TEGNA, Inc 123
612 * Thryv Holdings, Inc 12
2,932 * TripAdvisor, Inc 53
2,406 * TrueCar, Inc 6
3,939 * Vimeo, Inc 13
50,244 * Walt Disney Co 4,365
66,296 * Warner Bros Discovery, Inc 628
1,263 * WideOpenWest, Inc 11
901 World Wrestling Entertainment, Inc (Class A) 62
2,109 * Yelp, Inc 58
1,245 * Ziff Davis Inc 98
1,977 * ZipRecruiter, Inc 32
7,616 * ZoomInfo Technologies, Inc 229
TOTAL MEDIA & ENTERTAINMENT 58,907
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
2,501 * 10X Genomics, Inc 91
702 * 2seventy bio, Inc 7
524 * 4D Molecular Therapeutics, Inc 12
382 * Aadi Bioscience, Inc 5
48,841 AbbVie, Inc 7,893
5,613 *,e AbCellera Biologics, Inc 57
1,494 * Absci Corp 3
3,739 * Acadia Pharmaceuticals, Inc 59
1,604 * Aclaris Therapeutics, Inc 25
488 * Adagio Therapeutics, Inc 1
3,224 * Adaptive Biotechnologies Corp 25
546 * Adicet Bio, Inc 5

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
4,828 * ADMA Biologics, Inc $ 19
3,354 * Affimed NV 4
5,844 * Agenus, Inc 14
8,163 Agilent Technologies, Inc 1,222
1,876 * Agios Pharmaceuticals, Inc 53
718 * Akero Therapeutics, Inc 39
332 * Albireo Pharma, Inc 7
1,504 * Alector, Inc 14
4,357 * Alkermes plc 114
2,417 *,e Allogene Therapeutics, Inc 15
845 * Allovir, Inc 4
3,356 * Alnylam Pharmaceuticals, Inc 798
515 * ALX Oncology Holdings, Inc 6
14,749 Amgen, Inc 3,874
8,241 * Amicus Therapeutics, Inc 101
2,888 * Amneal Pharmaceuticals, Inc 6
1,331 * Amphastar Pharmaceuticals, Inc 37
1,371 * Amylyx Pharmaceuticals, Inc 51
679 * AnaptysBio, Inc 21
1,840 *,e Anavex Life Sciences Corp 17
292 * ANI Pharmaceuticals, Inc 12
566 * Anika Therapeutics, Inc 17
2,514 * Apellis Pharmaceuticals, Inc 130
2,291 *,e Arbutus Biopharma Corp 5
798 * Arcellx, Inc 25
625 * Arcturus Therapeutics Holdings, Inc 11
1,321 * Arcus Biosciences, Inc 27
782 * Arcutis Biotherapeutics, Inc 12
3,104 * Arrowhead Pharmaceuticals Inc 126
1,292 * Arvinas, Inc 44
2,394 * Atara Biotherapeutics, Inc 8
1,878 * Atea Pharmaceuticals, Inc 9
866 * Athira Pharma, Inc 3
478 * Aura Biosciences, Inc 5
3,648 * Aurinia Pharmaceuticals, Inc 16
17,155 * Avantor, Inc 362
1,798 * Avid Bioservices, Inc 25
1,307 * Avidity Biosciences, Inc 29
854 *,e Axsome Therapeutics, Inc 66
1,758 * Beam Therapeutics, Inc 69
1,405 * Berkeley Lights, Inc 4
5,428 * BioCryst Pharmaceuticals, Inc 62
4,025 * Biogen, Inc 1,115
867 * Biohaven Ltd 12
5,199 * BioMarin Pharmaceutical, Inc 538
8,439 *,e Bionano Genomics, Inc 12
626 * Bio-Rad Laboratories, Inc (Class A) 263
4,452 Bio-Techne Corp 369
343 *,e Bioxcel Therapeutics Inc 7
2,108 * Bluebird Bio, Inc 15
1,758 * Blueprint Medicines Corp 77
3,248 * Bridgebio Pharma, Inc 25
58,708 Bristol-Myers Squibb Co 4,224
2,116 * Brooks Automation, Inc 123
3,225 Bruker BioSciences Corp 220
970 * C4 Therapeutics, Inc 6
1,052 * Cara Therapeutics, Inc 11
1,462 * CareDx, Inc 17
1,471 * Caribou Biosciences, Inc 9
1,147 *,e Cassava Sciences, Inc 34
4,893 * Catalent, Inc 220

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,670 * Catalyst Pharmaceuticals, Inc $ 31
1,296 * Celldex Therapeutics, Inc 58
298 * Century Therapeutics, Inc 2
1,443 * Cerevel Therapeutics Holdings, Inc 45
1,399 * Charles River Laboratories International, Inc 305
1,747 * Chimerix, Inc 3
1,163 * Chinook Therapeutics, Inc 30
341 * CinCor Pharma, Inc 4
1,647 * Codexis, Inc 8
1,061 * Cogent Biosciences, Inc 12
2,173 * Coherus Biosciences, Inc 17
877 * Collegium Pharmaceutical, Inc 20
2,558 * Corcept Therapeutics, Inc 52
1,406 * Crinetics Pharmaceuticals, Inc 26
1,192 * CryoPort, Inc 21
2,490 * CTI BioPharma Corp 15
660 * Cullinan Oncology, Inc 7
3,007 * Cytek Biosciences, Inc 31
2,182 * Cytokinetics, Inc 100
17,859 Danaher Corp 4,740
731 * Day One Biopharmaceuticals, Inc 16
1,209 * Deciphera Pharmaceuticals, Inc 20
2,697 * Denali Therapeutics, Inc 75
890 * Design Therapeutics, Inc 9
755 * DICE Therapeutics, Inc 24
3,515 * Dynavax Technologies Corp 37
858 * Dyne Therapeutics, Inc 10
323 * Eagle Pharmaceuticals, Inc 9
262 * Edgewise Therapeutics, Inc 2
2,042 *,e Editas Medicine, Inc 18
12,879 * Elanco Animal Health, Inc 157
23,273 Eli Lilly & Co 8,514
1,340 * Emergent Biosolutions, Inc 16
648 * Enanta Pharmaceuticals, Inc 30
3,632 * EQRx, Inc 9
2,249 * Erasca, Inc 10
1,721 * Esperion Thereapeutics, Inc 11
702 * Evolus, Inc 5
5,124 * Exact Sciences Corp 254
9,139 * Exelixis, Inc 147
602 *,e EyePoint Pharmaceuticals, Inc 2
2,380 * Fate Therapeutics, Inc 24
2,752 * FibroGen, Inc 44
505 * Foghorn Therapeutics, Inc 3
597 * Fulcrum Therapeutics, Inc 4
1,233 * Generation Bio Co 5
12,566 * Geron Corp 30
34,732 Gilead Sciences, Inc 2,982
3,934 * Halozyme Therapeutics, Inc 224
588 * Harmony Biosciences Holdings, Inc 32
2,785 *,e Heron Therapeutics, Inc 7
6,213 * Horizon Therapeutics Plc 707
278 * Icosavax, Inc 2
950 * Ideaya Biosciences, Inc 17
229 * IGM Biosciences, Inc 4
4,413 * Illumina, Inc 892
699 * Imago Biosciences, Inc 25
1,987 *,e ImmunityBio, Inc 10
5,543 * Immunogen, Inc 27
1,107 * Immunovant, Inc 20
5,156 * Incyte Corp 414

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
813 * Inhibrx, Inc $ 20
2,407 * Innoviva, Inc 32
6,194 *,e Inovio Pharmaceuticals, Inc 10
3,278 * Insmed, Inc 65
2,093 * Intellia Therapeutics, Inc 73
836 * Intercept Pharmaceuticals, Inc 10
2,522 * Intra-Cellular Therapies, Inc 133
4,151 * Ionis Pharmaceuticals, Inc 157
4,447 * Iovance Biotherapeutics, Inc 28
5,130 * IQVIA Holdings, Inc 1,051
4,209 * Ironwood Pharmaceuticals, Inc 52
572 * iTeos Therapeutics, Inc 11
2,922 * IVERIC bio, Inc 63
258 * Janux Therapeutics, Inc 3
1,671 * Jazz Pharmaceuticals plc 266
72,840 Johnson & Johnson 12,867
724 * Jounce Therapeutics, Inc 1
487 * KalVista Pharmaceuticals Inc 3
815 * Karuna Therapeutics, Inc 160
2,103 * Karyopharm Therapeutics, Inc 7
400 * Keros Therapeutics, Inc 19
1,311 * Kezar Life Sciences, Inc 9
706 * Kiniksa Pharmaceuticals Ltd 11
383 *,e Kinnate Biopharma, Inc 2
988 * Kodiak Sciences, Inc 7
1,128 * Kronos Bio, Inc 2
486 * Krystal Biotech Inc 38
1,654 * Kura Oncology, Inc 21
969 * Kymera Therapeutics, Inc 24
1,763 * Lexicon Pharmaceuticals, Inc 3
484 * Ligand Pharmaceuticals, Inc (Class B) 32
1,283 *,e Liquidia Corp 8
4,069 * Lyell Immunopharma, Inc 14
1,721 * MacroGenics, Inc 12
275 * Madrigal Pharmaceuticals, Inc 80
7,710 *,e MannKind Corp 41
3,088 * Maravai LifeSciences Holdings, Inc 44
2,546 * MaxCyte, Inc 14
647 * Medpace Holdings, Inc 137
548 * MeiraGTx Holdings plc 4
69,810 Merck & Co, Inc 7,745
1,994 * Mersana Therapeutics, Inc 12
625 * Mettler-Toledo International, Inc 903
3,231 * MiMedx Group, Inc 9
1,197 * Mirati Therapeutics, Inc 54
392 * Mirum Pharmaceuticals, Inc 8
9,208 * Moderna, Inc 1,654
213 * Monte Rosa Therapeutics, Inc 2
597 * Morphic Holding, Inc 16
2,502 * Myriad Genetics, Inc 36
1,328 * NanoString Technologies, Inc 11
2,327 * Natera, Inc 93
5,467 * Nektar Therapeutics 12
3,250 * NeoGenomics, Inc 30
2,550 * Neurocrine Biosciences, Inc 305
761 * NGM Biopharmaceuticals Inc 4
881 * Nkarta, Inc 5
2,168 *,e Novavax, Inc 22
1,379 * Nurix Therapeutics, Inc 15
214 * Nuvalent, Inc 6
4,458 * Nuvation Bio, Inc 9

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
5,511 * Ocugen, Inc $ 7
2,221 * Ocular Therapeutix, Inc 6
2,371 * OmniAb, Inc 9
1,103 * Organogenesis Holdings Inc 3
6,992 Organon & Co 195
2,475 *,e Outlook Therapeutics, Inc 3
5,816 * Pacific Biosciences of California, Inc 48
1,343 * Pacira BioSciences Inc 52
3,578 PerkinElmer, Inc 502
4,000 Perrigo Co plc 136
156,456 Pfizer, Inc 8,017
575 *,e Phathom Pharmaceuticals, Inc 6
720 Phibro Animal Health Corp 10
754 * PMV Pharmaceuticals, Inc 7
2,006 * Point Biopharma Global, Inc 15
684 * Praxis Precision Medicines, Inc 2
2,435 * Precigen, Inc 4
1,585 * Prestige Consumer Healthcare, Inc. 99
792 * Prometheus Biosciences, Inc 87
1,206 * Protagonist Therapeutics, Inc 13
1,011 * Prothena Corp plc 61
1,356 *,e Provention Bio, Inc 14
2,011 * PTC Therapeutics, Inc 77
6,175 * QIAGEN NV 308
914 * Quanterix Corp 13
2,497 * Quantum-Si, Inc 5
524 * RAPT Therapeutics, Inc 10
815 *,e Reata Pharmaceuticals, Inc 31
3,244 * Recursion Pharmaceuticals, Inc 25
2,833 * Regeneron Pharmaceuticals, Inc 2,044
1,062 * REGENXBIO, Inc 24
2,088 * Relay Therapeutics, Inc 31
940 * Relmada Therapeutics, Inc 3
1,598 * Repligen Corp 271
699 * Replimune Group, Inc 19
2,003 * Revance Therapeutics, Inc 37
1,744 * REVOLUTION Medicines, Inc 42
4,657 * Rigel Pharmaceuticals, Inc 7
1,412 * Rocket Pharmaceuticals, Inc 28
10,105 Royalty Pharma plc 399
1,665 * Sage Therapeutics, Inc 63
2,386 *,e Sana Biotechnology, Inc 9
3,362 * Sangamo Therapeutics Inc 11
2,419 * Sarepta Therapeutics, Inc 313
1,626 * Science 37 Holdings, Inc 1
3,671 * Seagen, Inc 472
1,126 * Seer, Inc 7
2,061 * Seres Therapeutics, Inc 12
1,913 SIGA Technologies, Inc 14
1,521 *,e Singular Genomics Systems, Inc 3
3,798 * SomaLogic, Inc 10
11,419 * Sorrento Therapeutics, Inc 10
2,303 * Sotera Health Co 19
843 * SpringWorks Therapeutics, Inc 22
519 * Stoke Therapeutics, Inc 5
1,648 * Supernus Pharmaceuticals, Inc 59
1,211 * Sutro Biopharma, Inc 10
1,544 * Syndax Pharmaceuticals, Inc 39
3,059 * Syneos Health, Inc 112
1,233 * Tango Therapeutics, Inc 9
197 * Tarsus Pharmaceuticals, Inc 3

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
285 * Tenaya Therapeutics, Inc $ 1
3,788 * TG Therapeutics, Inc 45
1,625 *,e Theravance Biopharma, Inc 18
10,791 Thermo Fisher Scientific, Inc 5,942
1,469 * Travere Therapeutics, Inc 31
1,447 * Twist Bioscience Corp 34
1,912 * Ultragenyx Pharmaceutical, Inc 89
1,221 * United Therapeutics Corp 340
1,691 * Vanda Pharmaceuticals, Inc 12
3,587 * Vaxart Inc 3
1,940 * Vaxcyte, Inc 93
5,494 *,e VBI Vaccines, Inc 2
578 * Ventyx Biosciences, Inc 19
374 * Vera Therapeutics, Inc 7
1,983 * Veracyte, Inc 47
1,345 * Vericel Corp 35
7,077 * Vertex Pharmaceuticals, Inc 2,044
1,017 * Verve Therapeutics, Inc 20
31,825 Viatris, Inc 354
1,798 * Vir Biotechnology, Inc 45
699 * Viridian Therapeutics, Inc 20
5,638 * VistaGen Therapeutics, Inc 1
1,621 * Waters Corp 555
2,065 West Pharmaceutical Services, Inc 486
1,460 * Xencor, Inc 38
3,592 * Xeris Biopharma Holdings, Inc 5
959 * Y-mAbs Therapeutics, Inc 5
975 * Zentalis Pharmaceuticals, Inc 20
13,041 Zoetis, Inc 1,911
1,752 *,† Zogenix, Inc 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
SCIENCES 95,919
REAL ESTATE - 3.3%
1,964 Acadia Realty Trust 28
2,147 Agree Realty Corp 152
1,433 Alexander & Baldwin, Inc 27
113 Alexander's, Inc 25
4,560 Alexandria Real Estate Equities, Inc 664
1,425 American Assets Trust, Inc 38
3,752 American Finance Trust, Inc 22
8,855 American Homes 4 Rent 267
12,950 American Tower Corp 2,744
7,241 Americold Realty Trust 205
4,413 Apartment Income REIT Corp 151
1,091 Apartment Investment and Management Co 8
4,526 Apple Hospitality REIT, Inc 71
1,658 Armada Hoffler Properties, Inc 19
1,308 * Ashford Hospitality Trust, Inc 6
4,095 AvalonBay Communities, Inc 661
118 * Bluerock Homes Trust, Inc 3
4,442 Boston Properties, Inc 300
1,188 BraeMar Hotels & Resorts, Inc 5
3,704 Brandywine Realty Trust 23
7,811 Brixmor Property Group, Inc 177
4,091 Broadstone Net Lease, Inc 66
552 Brt Realty Trust 11
3,063 Camden Property Trust 343
3,202 CareTrust REIT, Inc 59
1,043 CBL & Associates Properties, Inc 24
8,862 CBRE Group, Inc 682

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
460 Centerspace $ 27
1,449 Chatham Lodging Trust 18
1,087 City Office REIT, Inc 9
544 Clipper Realty, Inc 3
753 Community Healthcare Trust, Inc 27
7,243 * Compass, Inc 17
2,602 Corporate Office Properties Trust 67
4,434 Cousins Properties, Inc 112
11,920 Crown Castle International Corp 1,617
588 e CTO Realty Growth, Inc 11
5,793 CubeSmart 233
3,593 * Cushman & Wakefield plc 45
7,193 DiamondRock Hospitality Co 59
7,984 Digital Realty Trust, Inc 801
7,300 Diversified Healthcare Trust 5
3,543 * Doma Holdings, Inc 2
2,005 Douglas Elliman, Inc 8
4,303 Douglas Emmett, Inc 67
1,724 Easterly Government Properties, Inc 25
1,286 EastGroup Properties, Inc 190
3,522 e Empire State Realty Trust, Inc 24
2,015 EPR Properties 76
2,543 Equinix, Inc 1,666
2,060 Equity Commonwealth 51
5,139 Equity Lifestyle Properties, Inc 332
10,442 Equity Residential 616
3,224 Essential Properties Realty Trust, Inc 76
1,872 Essex Property Trust, Inc 397
1,858 e eXp World Holdings Inc 21
3,740 Extra Space Storage, Inc 550
967 Farmland Partners, Inc 12
2,191 Federal Realty Investment Trust 221
3,737 First Industrial Realty Trust, Inc 180
400 * Forestar Group, Inc 6
1,561 Four Corners Property Trust, Inc 40
4,124 Franklin Street Properties Corp 11
309 * FRP Holdings, Inc 17
6,257 Gaming and Leisure Properties, Inc 326
1,064 Getty Realty Corp 36
881 Gladstone Commercial Corp 16
815 Gladstone Land Corp 15
1,479 Global Medical REIT, Inc 14
2,475 Global Net Lease, Inc 31
10,202 Healthcare Realty Trust, Inc 197
15,467 Healthpeak Properties Inc 388
1,493 Hersha Hospitality Trust 13
2,907 Highwoods Properties, Inc 81
19,934 Host Hotels and Resorts, Inc 320
1,318 * Howard Hughes Corp 101
3,600 Hudson Pacific Properties 35
5,802 Independence Realty Trust, Inc 98
200 e Indus Realty Trust, Inc 13
1,510 Industrial Logistics Properties Trust 5
821 Innovative Industrial Properties, Inc 83
1,587 InvenTrust Properties Corp 38
17,129 Invitation Homes, Inc 508
8,118 Iron Mountain, Inc 405
1,536 iStar Inc 12
3,149 JBG SMITH Properties 60
1,433 * Jones Lang LaSalle, Inc 228
2,815 Kennedy-Wilson Holdings, Inc 44

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
3,530 Kilroy Realty Corp $ 136
16,724 Kimco Realty Corp 354
6,010 Kite Realty Group Trust 126
2,210 Lamar Advertising Co 209
8,135 Lexington Realty Trust 81
2,202 Life Storage, Inc 217
838 LTC Properties, Inc 30
6,081 Macerich Co 68
3,269 * Mack-Cali Realty Corp 52
569 Marcus & Millichap, Inc 20
16,244 e Medical Properties Trust, Inc 181
3,416 Mid-America Apartment Communities, Inc 536
1,067 National Health Investors, Inc 56
4,545 National Retail Properties, Inc 208
2,085 National Storage Affiliates Trust 75
1,788 e NETSTREIT Corp 33
4,328 Newmark Group, Inc 34
662 NexPoint Residential Trust, Inc 29
1,207 Office Properties Income Trust 16
6,327 Omega Healthcare Investors, Inc 177
574 One Liberty Properties, Inc 13
7,747 *,e Opendoor Technologies, Inc 9
1,597 Orion Office REIT, Inc 14
2,970 Outfront Media, Inc 49
4,579 Paramount Group, Inc 27
7,470 Park Hotels & Resorts, Inc 88
4,334 Pebblebrook Hotel Trust 58
2,989 Phillips Edison & Co, Inc 95
5,940 Physicians Realty Trust 86
3,343 Piedmont Office Realty Trust, Inc 31
628 Plymouth Industrial REIT, Inc 12
1,831 PotlatchDeltic Corp 81
25,411 Prologis, Inc 2,865
4,410 Public Storage, Inc 1,236
3,743 Rayonier, Inc 123
732 Re/Max Holdings, Inc 14
3,279 * Realogy Holdings Corp 21
17,100 Realty Income Corp 1,085
3,100 *,e Redfin Corp 13
4,776 Regency Centers Corp 298
4,204 Retail Opportunities Investment Corp 63
4,744 Rexford Industrial Realty, Inc 259
5,361 RLJ Lodging Trust 57
283 RMR Group, Inc 8
1,611 RPT Realty 16
1,575 Ryman Hospitality Properties 129
4,837 Sabra Healthcare REIT, Inc 60
585 e Safehold, Inc 17
392 Saul Centers, Inc 16
3,000 SBA Communications Corp 841
4,584 Service Properties Trust 33
9,196 Simon Property Group, Inc 1,080
6,051 SITE Centers Corp 83
1,278 e SL Green Realty Corp 43
3,189 Spirit Realty Capital, Inc 127
1,023 St. Joe Co 40
4,481 STAG Industrial, Inc 145
6,743 STORE Capital Corp 216
134 Stratus Properties, Inc 3
3,928 Summit Hotel Properties, Inc 28
3,196 Sun Communities, Inc 457

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
7,507 Sunstone Hotel Investors, Inc $ 73
2,916 Tanger Factory Outlet Centers, Inc 52
834 * Tejon Ranch Co 16
1,821 Terreno Realty Corp 104
9,405 UDR, Inc 364
994 UMH Properties, Inc 16
3,786 Uniti Group, Inc 21
294 Universal Health Realty Income Trust 14
3,855 Urban Edge Properties 54
1,188 Urstadt Biddle Properties, Inc (Class A) 22
11,320 Ventas, Inc 510
26,625 VICI Properties, Inc 863
4,805 Vornado Realty Trust 100
2,363 Washington REIT 42
12,746 Welltower, Inc 835
4,115 *,e WeWork, Inc 6
19,987 Weyerhaeuser Co 620
1,293 Whitestone REIT 12
5,527 WP Carey, Inc 432
3,934 Xenia Hotels & Resorts, Inc 52
1,844 * Zillow Group, Inc (Class A) 58
3,952 * Zillow Group, Inc (Class C) 127
TOTAL REAL ESTATE 34,457
RETAILING - 5.1%
966 * 1-800-FLOWERS.COM, Inc (Class A) 9
1,062 Aaron's Co, Inc 13
328 * Abercrombie & Fitch Co (Class A) 8
2,150 Academy Sports & Outdoors, Inc 113
1,580 Advance Auto Parts, Inc 232
246,197 * Amazon.com, Inc 20,681
3,778 American Eagle Outfitters, Inc 53
154 * America's Car-Mart, Inc 11
2,460 Arko Corp 21
588 * Asbury Automotive Group, Inc 105
1,051 * Autonation, Inc 113
531 * AutoZone, Inc 1,310
6,685 Bath & Body Works, Inc 282
2,880 *,e Bed Bath & Beyond, Inc 7
5,799 Best Buy Co, Inc 465
578 e Big 5 Sporting Goods Corp 5
680 Big Lots, Inc 10
819 * Boot Barn Holdings, Inc 51
524 Buckle, Inc 24
326 * Build-A-Bear Workshop, Inc 8
1,836 * Burlington Stores, Inc 372
1,001 Caleres, Inc 22
895 Camping World Holdings, Inc 20
4,514 * CarMax, Inc 275
1,412 * CarParts.com, Inc 9
966 Cato Corp (Class A) 9
3,531 * Chico's FAS, Inc 17
389 * Children's Place, Inc 14
293 * Citi Trends, Inc 8
708 * Conn's, Inc 5
764 * Container Store Group, Inc 3
17,189 *,e ContextLogic, Inc 8
1,606 Designer Brands, Inc 16
1,452 * Destination XL Group, Inc 10
1,659 Dick's Sporting Goods, Inc 200
131 e Dillard's, Inc (Class A) 42

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
6,311 Dollar General Corp $ 1,554
5,833 * Dollar Tree, Inc 825
7,038 * DoorDash, Inc 344
404 * Duluth Holdings, Inc 3
15,009 eBay, Inc 622
3,656 * Etsy, Inc 438
2,017 *,e EVgo, Inc 9
1,506 * Five Below, Inc 266
2,980 * Floor & Decor Holdings, Inc 208
1,965 Foot Locker, Inc 74
748 e Franchise Group, Inc 18
576 *,e Funko, Inc 6
7,588 *,e GameStop Corp (Class A) 140
4,912 Gap, Inc 55
365 * Genesco, Inc 17
3,800 Genuine Parts Co 659
311 Group 1 Automotive, Inc 56
658 *,e Groupon, Inc 6
1,619 * GrowGeneration Corp 6
1,358 Guess?, Inc 28
715 Haverty Furniture Cos, Inc 21
547 Hibbett Sports, Inc 37
28,561 Home Depot, Inc 9,021
3,678 Kohl's Corp 93
487 * Lands' End, Inc 4
4,195 * Leslie's, Inc 51
664 * Liquidity Services, Inc 9
845 Lithia Motors, Inc (Class A) 173
7,014 LKQ Corp 375
17,322 Lowe's Companies, Inc 3,451
1,099 * Lumber Liquidators, Inc 6
6,895 Macy's, Inc 142
530 * MarineMax, Inc 17
759 Monro Muffler, Inc 34
522 Murphy USA, Inc 146
2,416 * National Vision Holdings, Inc 94
2,987 e Nordstrom, Inc 48
1,066 * ODP Corp 49
1,867 * Ollie's Bargain Outlet Holdings, Inc 87
266 * OneWater Marine, Inc 8
1,766 * O'Reilly Automotive, Inc 1,491
1,209 * Overstock.com, Inc 23
633 Penske Auto Group, Inc 73
1,980 * Petco Health & Wellness Co, Inc 19
765 e PetMed Express, Inc 14
1,111 Pool Corp 336
1,197 * Poshmark, Inc 21
2,851 * Quotient Technology, Inc 10
8,276 * Qurate Retail Group, Inc QVC Group 14
1,396 *,e Rent the Runway, Inc 4
686 Rent-A-Center, Inc 15
1,063 *,e Revolve Group, Inc 24
507 * RH 135
9,564 Ross Stores, Inc 1,110
2,402 * Sally Beauty Holdings, Inc 30
646 Shoe Carnival, Inc 15
719 Shutterstock, Inc 38
1,368 Signet Jewelers Ltd 93
760 * Sleep Number Corp 20
479 Sonic Automotive, Inc (Class A) 24
1,434 * Sportsman's Warehouse Holdings, Inc 14

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,770 * Stitch Fix Inc $ 6
12,686 Target Corp 1,891
1,616 *,e ThredUp, Inc 2
432 * Tilly's, Inc 4
32,381 TJX Companies, Inc 2,578
3,189 Tractor Supply Co 717
311 * TravelCenters of America, Inc 14
1,437 * Ulta Beauty, Inc 674
1,483 * Urban Outfitters, Inc 35
2,226 * Victoria's Secret & Co 80
3,415 *,e Volta, Inc 1
2,402 * Warby Parker, Inc 32
2,236 *,e Wayfair, Inc 74
2,055 Williams-Sonoma, Inc 236
94 Winmark Corp 22
911 * Xometry, Inc 29
686 * Zumiez, Inc 15
TOTAL RETAILING 53,684
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
1,170 * ACM Research, Inc 9
44,386 * Advanced Micro Devices, Inc 2,875
1,144 * Allegro MicroSystems, Inc 34
844 * Alpha & Omega Semiconductor Ltd 24
1,114 * Ambarella, Inc 92
2,094 Amkor Technology, Inc 50
14,428 Analog Devices, Inc 2,367
23,809 Applied Materials, Inc 2,318
534 *,e Atomera, Inc 3
1,017 * Axcelis Technologies, Inc 81
1,452 * AXT, Inc 6
10,915 Broadcom, Inc 6,103
839 * Ceva, Inc 21
1,702 * Cirrus Logic, Inc 127
3,492 * Coherent Corp 123
1,495 * Cohu, Inc 48
2,566 *,e Credo Technology Group Holding Ltd 34
1,395 * Diodes, Inc 106
3,576 * Enphase Energy, Inc 947
4,215 Entegris, Inc 276
2,940 * First Solar, Inc 440
2,364 * Formfactor, Inc 53
1,663 *,e GLOBALFOUNDRIES, Inc 90
660 * Ichor Holdings Ltd 18
705 * Impinj, Inc 77
2,443 * indie Semiconductor, Inc 14
112,627 Intel Corp 2,977
3,867 KLA Corp 1,458
1,679 Kulicke & Soffa Industries, Inc 74
3,738 Lam Research Corp 1,571
3,496 * Lattice Semiconductor Corp 227
1,568 * MACOM Technology Solutions Holdings, Inc 99
23,532 Marvell Technology, Inc 872
2,280 * MaxLinear, Inc 77
14,511 Microchip Technology, Inc 1,019
30,391 Micron Technology, Inc 1,519
1,516 MKS Instruments, Inc 128
1,190 Monolithic Power Systems, Inc 421
1,345 * Nanometrics, Inc 92
66,673 NVIDIA Corp 9,744
11,989 * ON Semiconductor Corp 748

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,181 * PDF Solutions, Inc $ 34
1,824 * Photronics, Inc 31
1,723 Power Integrations, Inc 124
3,026 * Qorvo, Inc 274
30,868 QUALCOMM, Inc 3,394
2,675 * Rambus, Inc 96
1,942 * Semtech Corp 56
1,086 * Silicon Laboratories, Inc 147
434 * SiTime Corp 44
4,313 Skyworks Solutions, Inc 393
988 * SMART Global Holdings, Inc 15
2,299 * SunPower Corp 41
1,111 * Synaptics, Inc 106
4,246 Teradyne, Inc 371
25,321 Texas Instruments, Inc 4,183
1,266 * Ultra Clean Holdings 42
1,281 Universal Display Corp 138
1,051 * Veeco Instruments, Inc 19
3,166 * Wolfspeed, Inc 219
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT 47,089
SOFTWARE & SERVICES - 12.8%
3,462 *,e 8x8, Inc 15
1,883 A10 Networks, Inc 31
17,429 Accenture plc 4,651
3,560 * ACI Worldwide, Inc 82
2,653 Adeia, Inc 25
12,904 * Adobe, Inc 4,343
4,905 *,e Affirm Holdings, Inc 47
675 * Agilysys, Inc 53
4,169 * Akamai Technologies, Inc 351
1,443 * Alarm.com Holdings, Inc 71
785 *,e Alkami Technology, Inc 11
1,317 * Altair Engineering, Inc 60
1,733 * Alteryx, Inc 88
3,360 Amdocs Ltd 305
1,091 American Software, Inc (Class A) 16
1,464 *,e Amplitude, Inc 18
2,361 * Ansys, Inc 570
538 * Appfolio, Inc 57
1,178 * Appian Corp 38
6,361 *,e AppLovin Corp 67
2,178 * Asana, Inc 30
744 * Aspen Technology, Inc 153
3,959 * Atlassian Corp 509
6,003 * Autodesk, Inc 1,122
11,457 Automatic Data Processing, Inc 2,737
2,977 * AvePoint, Inc 12
3,908 * AvidXchange Holdings, Inc 39
1,139 * Benefitfocus, Inc 12
4,603 Bentley Systems, Inc 170
1,735 * BigCommerce Holdings, Inc 15
2,787 * Bill.Com Holdings, Inc 304
4,272 * Black Knight, Inc 264
1,447 * Blackbaud, Inc 85
1,613 * Blackline, Inc 109
5,115 * Blend Labs, Inc 7
14,547 * Block, Inc 914
3,187 * Box, Inc 99
1,461 Bread Financial Holdings, Inc 55

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,247 * Brightcove, Inc $ 7
3,315 Broadridge Financial Solutions, Inc 445
1,740 * C3.ai, Inc 19
7,388 * Cadence Design Systems, Inc 1,187
1,535 * Cantaloupe, Inc 7
576 Cass Information Systems, Inc 26
5,023 * CCC Intelligent Solutions Holdings, Inc 44
1,161 * Cerberus Cyber Sentinel Corp 3
1,164 * Cerence Inc 22
3,791 * Ceridian HCM Holding, Inc 243
1,162 *,e Cleanspark, Inc 2
1,700 Clear Secure, Inc 47
7,836 * Cloudflare, Inc 354
13,955 Cognizant Technology Solutions Corp (Class A) 798
1,426 * Commvault Systems, Inc 90
1,240 Concentrix Corp 165
5,536 * Conduent, Inc 22
3,568 * Confluent, Inc 79
415 * Consensus Cloud Solutions, Inc 22
711 * Couchbase, Inc 9
2,169 * Coupa Software, Inc 172
5,739 * Crowdstrike Holdings, Inc 604
713 * CS Disco, Inc 4
1,113 CSG Systems International, Inc 64
2,581 * Cvent Holding Corp 14
963 * Cyxtera Technologies, Inc 2
7,266 * Datadog, Inc 534
574 *,e Digimarc Corp 11
2,598 * Digital Turbine, Inc 40
2,085 * DigitalOcean Holdings, Inc 53
5,594 * DocuSign, Inc 310
1,762 Dolby Laboratories, Inc (Class A) 124
816 * Domo, Inc 12
1,439 * DoubleVerify Holdings, Inc 32
6,902 * Dropbox, Inc 154
2,214 * Duck Creek Technologies, Inc 27
6,709 * DXC Technology Co 178
5,589 * Dynatrace, Inc 214
5,822 *,e E2open Parent Holdings, Inc 34
927 e Ebix, Inc 18
648 * eGain Corp 6
2,086 * Elastic NV 107
553 * Enfusion, Inc 5
742 * EngageSmart, Inc 13
1,657 * Envestnet, Inc 102
1,494 * EPAM Systems, Inc 490
1,402 * Euronet Worldwide, Inc 132
1,144 * Everbridge, Inc 34
918 * EverCommerce, Inc 7
1,923 EVERTEC, Inc 62
1,204 * Evo Payments, Inc 41
972 * ExlService Holdings, Inc 165
657 * Fair Isaac Corp 393
3,179 * Fastly, Inc 26
16,558 Fidelity National Information Services, Inc 1,123
16,036 * Fiserv, Inc 1,621
2,029 * Five9, Inc 138
1,978 * FleetCor Technologies, Inc 363
1,731 * Flywire Corp 42
1,001 * ForgeRock, Inc 23
17,554 * Fortinet, Inc 858

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
2,114 * Gartner, Inc $ 711
5,012 Genpact Ltd 232
7,500 Global Payments, Inc 745
1,180 * Globant S.A. 198
4,292 * GoDaddy, Inc 321
1,385 * Grid Dynamics Holdings, Inc 16
2,614 * Guidewire Software, Inc 164
1,077 Hackett Group, Inc 22
1,283 * HubSpot, Inc 371
351 * I3 Verticals, Inc 9
845 * Informatica, Inc 14
559 * Instructure Holdings, Inc 13
224 * Intapp, Inc 6
1,057 InterDigital, Inc 52
24,832 International Business Machines Corp 3,499
677 * International Money Express Inc 16
7,582 Intuit, Inc 2,951
1,796 * IronNet, Inc 0 ^
2,050 Jack Henry & Associates, Inc 360
1,710 * Jamf Holding Corp 36
1,951 * KnowBe4, Inc 48
5,240 * Kyndryl Holdings, Inc 58
3,363 * Limelight Networks, Inc 4
2,024 * Liveperson, Inc 21
1,949 * LiveRamp Holdings, Inc 46
1,818 * Manhattan Associates, Inc 221
2,859 * Marathon Digital Holdings, Inc 10
11,987 * Marqeta, Inc 73
23,626 Mastercard, Inc (Class A) 8,215
6,004 * Matterport, Inc 17
1,947 MAXIMUS, Inc 143
423 * MeridianLink, Inc 6
207,271 Microsoft Corp 49,708
235 *,e MicroStrategy, Inc (Class A) 33
1,253 * Mitek Systems, Inc 12
844 * Model N, Inc 34
2,446 * MoneyGram International, Inc 27
1,823 * MongoDB, Inc 359
1,593 * N-Able, Inc 16
1,586 * nCino OpCo, Inc 42
3,958 * NCR Corp 93
1,631 * New Relic, Inc 92
15,719 NortonLifelock, Inc 337
5,847 * Nutanix, Inc 152
4,097 * Okta, Inc 280
2,330 * Olo, Inc 15
678 * ON24, Inc 6
1,227 * OneSpan, Inc 14
42,294 Oracle Corp 3,457
2,372 * Pagerduty, Inc 63
50,923 * Palantir Technologies, Inc 327
8,157 * Palo Alto Networks, Inc 1,138
1,831 * Paya Holdings, Inc 14
8,757 Paychex, Inc 1,012
1,447 * Paycom Software, Inc 449
1,163 * Paycor HCM, Inc 28
1,125 * Paylocity Holding Corp 219
5,249 * Payoneer Global, Inc 29
31,709 * PayPal Holdings, Inc 2,258
1,007 *,e Paysafe Ltd 14
1,232 Pegasystems, Inc 42

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
814 * Perficient, Inc $ 57
568 PFSweb, Inc 3
1,856 * Procore Technologies, Inc 88
1,606 Progress Software Corp 81
1,099 * PROS Holdings, Inc 27
2,773 * PTC, Inc 333
1,569 * Q2 Holdings, Inc 42
1,112 * Qualys, Inc 125
1,424 * Rackspace Technology, Inc 4
1,695 * Rapid7, Inc 58
2,206 * Remitly Global, Inc 25
2,014 * Repay Holdings Corp 16
992 * Rimini Street, Inc 4
2,462 * RingCentral, Inc 87
3,178 *,e Riot Blockchain, Inc 11
2,865 Roper Technologies, Inc 1,238
10,188 * Sabre Corp 63
26,570 * Salesforce, Inc 3,523
766 Sapiens International Corp NV 14
257 * SecureWorks Corp 2
4,923 * SentinelOne, Inc 72
5,550 * ServiceNow, Inc 2,155
1,262 * Shift4 Payments, Inc 71
356 * ShotSpotter, Inc 12
3,616 * Smartsheet, Inc 142
8,524 * Snowflake, Inc 1,224
1,484 * SolarWinds Corp 14
4,593 * Splunk, Inc 395
1,316 * Sprout Social, Inc 74
1,093 * SPS Commerce, Inc 140
907 * Squarespace, Inc 20
5,986 SS&C Technologies Holdings, Inc 312
7,953 * StoneCo Ltd 75
2,378 * Sumo Logic, Inc 19
3,818 * SVMK, Inc 27
4,195 * Synopsys, Inc 1,339
1,087 * Telos Corp 6
2,968 * Tenable Holdings, Inc 113
2,794 * Teradata Corp 94
6,226 * Toast, Inc 112
11,978 * Trade Desk, Inc 537
541 TTEC Holdings, Inc 24
349 *,e Tucows, Inc 12
2,008 * Turing Holding Corp 20
4,865 * Twilio, Inc 238
1,105 * Tyler Technologies, Inc 356
10,393 * UiPath, Inc 132
2,160 * Unisys Corp 11
6,804 * Unity Software, Inc 195
660 * Upland Software, Inc 5
1,211 *,e UserTesting, Inc 9
3,084 * Varonis Systems, Inc 74
1,365 * Verint Systems, Inc 50
2,578 * VeriSign, Inc 530
765 * Veritone, Inc 4
3,457 * Verra Mobility Corp 48
305 * Viant Technology, Inc 1
45,531 Visa, Inc (Class A) 9,460
5,803 * VMware, Inc (Class A) 712
11,536 Western Union Co 159
1,301 * WEX, Inc 213

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,594 * Wix.com Ltd $ 122
1,720 * WM Technology, Inc 2
5,472 * Workday, Inc 916
1,379 * Workiva, Inc 116
2,990 * Yext, Inc 20
2,910 * Zeta Global Holdings Corp 24
7,092 * Zoom Video Communications, Inc 480
2,300 * Zscaler, Inc 257
2,992 * Zuora Inc 19
TOTAL SOFTWARE & SERVICES 135,309
TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
3,738 * 3D Systems Corp 28
521 * 908 Devices, Inc 4
1,592 ADTRAN Holdings, Inc 30
1,075 Advanced Energy Industries, Inc 92
1,335 * Aeva Technologies, Inc 2
899 *,e Akoustis Technologies, Inc 3
15,982 Amphenol Corp (Class A) 1,217
416,542 d Apple, Inc 54,121
6,772 * Arista Networks, Inc 822
2,522 * Arlo Technologies, Inc 9
1,580 * Arrow Electronics, Inc 165
223 * Aviat Networks, Inc 7
1,182 * Avid Technology, Inc 31
2,923 Avnet, Inc 122
997 Badger Meter, Inc 109
1,442 Belden CDT, Inc 104
1,361 Benchmark Electronics, Inc 36
1,720 * Calix, Inc 118
235 * Cambium Networks Corp 5
176 * Casa Systems, Inc 0 ^
3,605 CDW Corp 644
4,195 * Ciena Corp 214
114,426 Cisco Systems, Inc 5,451
365 * Clearfield, Inc 34
4,963 Cognex Corp 234
6,058 * CommScope Holding Co, Inc 45
784 Comtech Telecommunications Corp 10
20,116 Corning, Inc 642
716 * Corsair Gaming, Inc 10
1,256 CTS Corp 49
6,695 Dell Technologies, Inc 269
759 * Digi International, Inc 28
369 * DZS, Inc 5
1,285 *,e Eastman Kodak Co 4
863 * ePlus, Inc 38
2,211 * Evolv Technologies Holdings, Inc 6
4,038 * Extreme Networks, Inc 74
1,540 * F5 Networks, Inc 221
1,106 * Fabrinet 142
655 * FARO Technologies, Inc 19
428 * Focus Universal, Inc 3
3,142 * Harmonic, Inc 41
35,905 Hewlett Packard Enterprise Co 573
27,946 HP, Inc 751
447 * Identiv, Inc 3
5,792 *,e Infinera Corp 39
2,359 *,e Inseego Corp 2
967 * Insight Enterprises, Inc 97
3,256 *,e IonQ, Inc 11

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,022 * IPG Photonics Corp $ 97
1,329 * Itron, Inc 67
3,565 Jabil Inc 243
8,971 Juniper Networks, Inc 287
4,963 * Keysight Technologies, Inc 849
1,038 * Kimball Electronics, Inc 23
3,025 * Knowles Corp 50
3,049 *,e Lightwave Logic, Inc 13
741 Littelfuse, Inc 163
1,893 * Lumentum Holdings, Inc 99
1,398 Methode Electronics, Inc 62
4,688 * Microvision, Inc 11
3,110 *,e Mirion Technologies, Inc 21
4,445 Motorola Solutions, Inc 1,146
856 * Napco Security Technologies, Inc 24
4,043 National Instruments Corp 149
5,900 NetApp, Inc 354
962 * Netgear, Inc 17
2,211 * Netscout Systems, Inc 72
1,072 * nLight, Inc 11
1,083 * Novanta, Inc 147
810 *,e Ondas Holdings, Inc 1
673 * OSI Systems, Inc 54
3,455 *,e Ouster, Inc 3
675 *,e PAR Technology Corp 18
430 PC Connection, Inc 20
884 * Plexus Corp 91
7,668 * Pure Storage, Inc 205
2,205 * Ribbon Communications, Inc 6
512 * Rogers Corp 61
1,891 * Sanmina Corp 108
958 * Scansource, Inc 28
3,094 * SmartRent, Inc 8
1,358 * Super Micro Computer, Inc 111
1,240 SYNNEX Corp 117
1,275 * Teledyne Technologies, Inc 510
6,706 * Trimble Inc 339
3,576 * TTM Technologies, Inc 54
379 * Turtle Beach Corp 3
180 e Ubiquiti, Inc 49
1,943 * Velodyne Lidar, Inc 1
1,951 * Viasat, Inc 62
7,253 * Viavi Solutions, Inc 76
3,447 Vishay Intertechnology, Inc 74
398 * Vishay Precision Group, Inc 15
4,816 Vontier Corp 93
8,745 * Western Digital Corp 276
2,578 Xerox Holdings Corp 38
1,061 * Xperi, Inc 9
1,393 * Zebra Technologies Corp (Class A) 357
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 73,376
TELECOMMUNICATION SERVICES - 1.1%
410 * Anterix, Inc 13
197,470 AT&T, Inc 3,635
373 ATN International, Inc 17
669 * Bandwidth Inc 15
1,393 * Charge Enterprises, Inc 2
1,375 Cogent Communications Group, Inc 79
2,586 * Consolidated Communications Holdings, Inc 9
3,807 DigitalBridge Group, Inc 42

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,375 * EchoStar Corp (Class A) $ 23
6,554 * Frontier Communications Parent, Inc 167
18,045 * Globalstar, Inc 24
1,217 * Gogo, Inc 18
521 * IDT Corp (Class B) 15
3,657 * Iridium Communications, Inc 188
1,581 * Liberty Latin America Ltd (Class A) 12
5,022 * Liberty Latin America Ltd (Class C) 38
28,983 Lumen Technologies, Inc 151
661 * Ooma, Inc 9
1,833 * Radius Global Infrastructure, Inc 22
1,561 Shenandoah Telecom Co 25
2,915 Telephone & Data Systems, Inc 31
16,517 * T-Mobile US, Inc 2,312
444 * US Cellular Corp 9
116,078 Verizon Communications, Inc 4,573
TOTAL TELECOMMUNICATION SERVICES 11,429
TRANSPORTATION - 1.8%
2,138 * Air Transport Services Group, Inc 56
3,317 * Alaska Air Group, Inc 142
393 * Allegiant Travel Co 27
1,845 AMERCO 101
205 Amerco, Inc 12
16,875 * American Airlines Group, Inc 215
719 ArcBest Corp 50
597 * Atlas Air Worldwide Holdings, Inc 60
713 * Avis Budget Group, Inc 117
1,241 * Blade Air Mobility, Inc 4
3,387 CH Robinson Worldwide, Inc 310
693 * Copa Holdings S.A. (Class A) 58
1,032 Costamare, Inc 10
452 Covenant Transportation Group, Inc 16
58,677 CSX Corp 1,818
763 * Daseke, Inc 4
17,823 * Delta Air Lines, Inc 586
393 Eagle Bulk Shipping, Inc 20
4,468 Expeditors International of Washington, Inc 464
6,624 FedEx Corp 1,147
902 Forward Air Corp 95
349 * Frontier Group Holdings, Inc 4
791 Genco Shipping & Trading Ltd 12
3,539 Golden Ocean Group Ltd 31
2,887 * GXO Logistics, Inc 123
1,825 * Hawaiian Holdings, Inc 19
1,188 Heartland Express, Inc 18
4,548 * Hertz Global Holdings, Inc 70
1,111 * Hub Group, Inc (Class A) 88
2,263 JB Hunt Transport Services, Inc 395
5,116 * JetBlue Airways Corp 33
7,073 *,e Joby Aviation, Inc 24
1,943 * Kirby Corp 125
4,439 Knight-Swift Transportation Holdings, Inc 233
990 Landstar System, Inc 161
8,428 * Lyft, Inc (Class A) 93
2,242 Marten Transport Ltd 44
1,000 Matson, Inc 63
6,485 Norfolk Southern Corp 1,598
2,727 Old Dominion Freight Line 774
1,449 * Radiant Logistics, Inc 7
2,690 * RXO, Inc 46

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
1,259 Ryder System, Inc $ 105
1,798 Safe Bulkers, Inc 5
741 * Saia, Inc 155
1,714 Schneider National, Inc 40
1,416 * Skywest, Inc 23
17,192 * Southwest Airlines Co 579
3,099 Spirit Airlines, Inc 60
295 * Sun Country Airlines Holdings, Inc 5
3,773 * TuSimple Holdings, Inc 6
52,142 * Uber Technologies, Inc 1,289
17,137 Union Pacific Corp 3,549
8,627 * United Airlines Holdings Inc 325
20,224 United Parcel Service, Inc (Class B) 3,516
200 Universal Logistics Holdings Inc 7
1,875 Werner Enterprises, Inc 76
4,164 * Wheels Up Experience, Inc 4
2,690 * XPO Logistics, Inc 90
TOTAL TRANSPORTATION 19,107
UTILITIES - 3.0%
18,450 AES Corp 531
1,489 Allete, Inc 96
7,056 Alliant Energy Corp 390
925 * Altus Power, Inc 6
7,109 Ameren Corp 632
14,600 American Electric Power Co, Inc 1,386
773 American States Water Co 72
5,050 American Water Works Co, Inc 770
366 Artesian Resources Corp 21
3,550 Atmos Energy Corp 398
2,225 e Avangrid, Inc 96
1,516 Avista Corp 67
1,598 Black Hills Corp 112
2,657 Brookfield Infrastructure Corp 103
3,901 Brookfield Renewable Corp 107
1,070 California Water Service Group 65
16,876 Centerpoint Energy, Inc 506
640 Chesapeake Utilities Corp 76
1,290 Clearway Energy, Inc (Class A) 39
2,243 Clearway Energy, Inc (Class C) 71
8,112 CMS Energy Corp 514
10,001 Consolidated Edison, Inc 953
8,858 Constellation Energy Corp 764
22,932 Dominion Energy, Inc 1,406
5,120 DTE Energy Co 602
21,435 Duke Energy Corp 2,208
10,947 Edison International 696
5,749 Entergy Corp 647
6,227 Essential Utilities Inc 297
5,918 Evergy, Inc 372
9,766 Eversource Energy 819
28,246 Exelon Corp 1,221
15,230 FirstEnergy Corp 639
349 Global Water Resources, Inc 5
2,788 Hawaiian Electric Industries, Inc 117
1,138 Idacorp, Inc 123
899 MGE Energy, Inc 63
644 Middlesex Water Co 51
1,899 *,e Montauk Renewables, Inc 21
2,063 National Fuel Gas Co 131
2,338 New Jersey Resources Corp 116

Portfolio of investments
Stock Index Account December 31, 2022

TIAA Separate Account VA-1 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
VALUE
(000)
54,887 NextEra Energy, Inc $ 4,589
11,482 NiSource, Inc 315
1,124 Northwest Natural Holding Co 53
1,255 NorthWestern Corp 74
6,138 NRG Energy, Inc 195
5,229 OGE Energy Corp 207
1,679 ONE Gas, Inc 127
1,235 e Ormat Technologies, Inc 107
920 Otter Tail Corp 54
45,257 *,b PG&E Corp 736
2,918 Pinnacle West Capital Corp 222
1,917 PNM Resources, Inc 94
2,243 Portland General Electric Co 110
20,646 PPL Corp 603
13,633 Public Service Enterprise Group, Inc 835
626 * Pure Cycle Corp 7
8,671 Sempra Energy 1,340
678 SJW Corp 55
3,214 South Jersey Industries, Inc 114
29,892 Southern Co 2,135
1,744 Southwest Gas Holdings Inc 108
1,343 Spire, Inc 92
2,817 *,e Sunnova Energy International, Inc 51
5,691 UGI Corp 211
534 Unitil Corp 27
1,417 Via Renewables, Inc 7
11,265 Vistra Energy Corp 261
8,890 WEC Energy Group, Inc 833
14,923 Xcel Energy, Inc 1,046
490 York Water Co 22
TOTAL UTILITIES 31,939
TOTAL COMMON STOCKS 1,044,796
(Cost $376,820)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
478 † Chinook Therapeutics, Inc 0
390 † Tobira Therapeutics, Inc 0 ^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0 ^
TOTAL RIGHTS/WARRANTS 0 ^
(Cost $0)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 1.2%
$ 10,304,000 Federal Home Loan Bank (FHLB) 0 .000% 01/06/23 10,300
2,469,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000 01/03/23 2,469
TOTAL GOVERNMENT AGENCY DEBT 12,769

Portfolio of investments
Stock Index Account December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
See notes to financial statements
concluded
Cost amounts are in thousands.
SHARES COMPANY RATE
VALUE
(000)
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
3,856,931 c State Street Navigator Securities Lending Government Money Market Portfolio 4 .340% $ 3,857
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 3,857
TOTAL SHORT-TERM INVESTMENTS 16,626
(Cost $16,624)
TOTAL INVESTMENTS - 100.4% 1,061,422
(Cost $393,444)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (4,704)
NET ASSETS - 100.0% $1,056,718
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,493,780.
Futures contracts outstanding as of December 31, 2022 were as follows (dollar amounts are in thousands):
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 59 03/17/23  $ 11,703 $ 11,390 $ (313)

TIAA Separate Account VA-1 2022 Annual Report
TIAA Separate Account VA-1 December 31, 2022
Statement of assets and liabilities
See notes to financial statements
(amounts in thousands, except accumulation unit value)
24.1
Stock Index Account
ASSETS
Portfolio investments, at value*† $ 1,061,422
Cash 281
Dividends and interest receivable 986
Other 143
Total assets 1,062,832
LIABILITIES
Investment management fees payable 9
Service agreement fees payable 12
Payable for collateral for securities loaned 3,857
Due to affiliates 1,789
Payable for variation margin on futures contracts 313
Payable for trustee compensation 111
Other 23
Total liabilities 6,114
NET ASSETS
Accumulation Fund $ 1,056,718
Accumulation units outstanding 3,520
Accumulation unit value $ 300.173
* Includes securities loaned of $ 4,494
† Portfolio investments; at cost $ 393,444

2022 Annual Report TIAA Separate Account VA-1
TIAA Separate Account VA-1 For the year ended December 31, 2022
Statement of operations
See notes to financial statements
(amounts in thousands)
24.1
Stock In dex Account
INVESTMENT INCOME
Dividends:
Unaffiliated issuers* $ 17,932
Income from securities lending, net 154
Interest 139
Total income 18,225
EXPENSES
Investment advisory 3,504
Administrative services 2,336
Mortality and expense risk charges 4,672
Total expenses 10,512
Less: Expense waiver by investment adviser (1,752)
Net expenses 8,760
Net investment income (loss) 9,465
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments 67,929
Futures contracts (2,436)
Net realized gain (loss) on total investments 65,493
Change in unrealized appreciation (depreciation) on:
Portfolio investments (347,484)
Futures contracts (406)
Net change in unrealized appreciation (depreciation) on total investments (347,890)
Net realized and unrealized gain (loss) on total investments (282,397)
Net increase (decrease) in net assets from operations $ (272,932)
*   Net of foreign withholding taxes of unaffiliated issuers $ 4

TIAA Separate Account VA-1 2022 Annual Report
TIAA Separate Account VA-1 For the year ended
Statements of changes in net assets
See notes to financial statements
24.1
Stock Index Account
(amounts in thousands) December 31, 20 22 December 31, 2021
OPERATIONS
Net investment income (loss) $ 9,465 $ 7,266
Net realized gain (loss) on total investments 65,493 93,250
Net change in unrealized appreciation (depreciation) on total investments (347,890) 191,448
Net increase (decrease) in net assets from operations (272,932) 291,964
FROM CONTRACTOWNER TRANSACTIONS
Premiums 18,108 16,900
Withdrawals and death benefits (99,299) (111,583)
Net increase (decrease) from contractowner transactions (81,191) (94,683)
Net increase (decrease) in net assets (354,123) 197,281
NET ASSETS
Beginning of period 1,410,841 1,213,560
End of period $ 1,056,718 $ 1,410,841
ACCUMULATION UNITS
Units purchased 56 51
Units sold / transferred (310) (328)
Outstanding:
Beginning of period 3,774 4,051
End of period 3,520 3,774

Financial highlights
TIAA Separate Account VA-1
See notes to financial statements

2022 Annual Report TIAA Separate Account VA-1
Selected per accumulation unit data
Gain (loss) from investment operations
For the
period or
year ended
Investment
income
a
Expenses
a
Net
investment
income (loss)
a
Net realized &
unrealized gain
(loss) on total
investments
Net change in
accumulation
unit value
Accumulation
unit value
beginning of period
Accumulation
unit value
end of period
24.1
STOCK INDEX ACCOUNT
12/31/22
$ 5.003 $ 2.405 $ 2.598 $ (76.219) $ (73.621)
$ 373.790 $ 300.173
12/31/21
4.405 2.549 1.856 72.394 74.250
299.540 373.790
12/31/20
4.350 1.873 2.477 47.363 49.840
249.700 299.540
12/31/19
4.722 1.684 3.038 54.564 57.602
192.098 249.700
12/31/18
4.501 1.580 2.921 (14.924) (12.003)
204.101 192.098
a
Based on average units outstanding.
b
Based on per accumulation unit data.

See notes to financial statements

TIAA Separate Account VA-1 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
b
Gross
expenses Net expenses
Net
investment
income (loss)
Portfolio
turnover
rate
Accumulation units
outstanding end of
period (in millions)
Net assets
at the end
of period
(in millions)
(19.70) % 0.90% 0.75% 0.81% 2% 4   $ 1,057
24.79 0.90 0.75 0.55 3 4 1,411
19.96 0.90 0.75 0.99 3 4 1,214
29.99 0.90 0.75 1.35 2 4 1,104
(5.88) 0.90 0.75 1.39 3 5 922

TIAA Separate Account VA-1

2022 Annual Report TIAA Separate Account VA-1
Notes to financial statements
Note 1—organization
TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America
(“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the U.S. Securities and Exchange
Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended
(“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).
Note 2—significant accounting policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies .
The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and  contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.
Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Account determines the existence of a dividend declaration. Securities lending income is made up of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Foreign currency transactions and translation: The books and records of the Account is maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Account and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statement of operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation) of investments” on the Statement of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation) on total investments” on the Statement of operations, when applicable.
Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of assets and liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.
Indemnification:  In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Accounts' maximum exposure under these arrangements is unknown, as this would involve future claims against the Accounts that have not yet occurred. Also, under the Accounts' organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts.
However, based on experience, the Account expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA Separate Account VA-1 2022 Annual Report
continued
New accounting pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
Management is currently assessing the impact of these provisions on the Account's financial statements.
New rule issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Account adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Account.
Note 3—valuation of investments
The Account’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by Teachers
Advisors, subject to the review and oversight of the Committee. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Account's major classifications of assets and liabilities measured at fair value follows:
Debt securities: Prices of fixed-income securities are provided by independent pricing services (“pricing services”) approved by the
Adviser, which is subject to review and oversight of the Committee. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Committee. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level
2.
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Notes to financial statements

2022 Annual Report TIAA Separate Account VA-1
continued
Futures contracts: Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Committee. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Account’s investments as of December 31, 2022, based on the inputs used to value them (dollar amounts are in thousands):
Note 4—investments
Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.
Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of assets and liabilities. Non-cash collateral is not disclosed in the Account’s Statement of assets and liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Account, and the Account does not have the ability to sell or re-hypothecate those securities. As of December 31, 2022, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account.
The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.
At December 31, 2022, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):
Zero coupon securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Account Level 1 Level 2 Level 3 Total
Stock Index
Common stocks $1,044,786 $— $10 $1,044,796
Short-term investments 3,857 12,769 — 16,626
Futures contracts* (313) — — (313)
Total $1,048,330 $12,769 $10 $1,061,109
* Derivative instruments are not reflected in the market value of portfolio investments.
Aggregate value of
securities on loan
Account
Equity
Securities
Cash collateral
received*
Non-cash collateral
received
Total collateral
received
24.1
Stock Index $ 4,494 $ 3,857 $ 787 $ 4,644
*May include cash and investment of cash collateral

TIAA Separate Account VA-1 2022 Annual Report
continued
Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Account for the year ended
December 31, 2022 were as follows (dollar amounts are in thousands):
Note 5—derivative investments
The Account is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
At December 31, 2022, the Account has invested in derivative contracts which are reflected in the Statement of assets and liabilities as follows (dollar amounts are in thousands):
For the year ended December 31, 2022, the effect of derivative contracts on the Account's Statement of operations was as follows
(dollar amounts are in thousands):
Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the portfolio of investments and cash deposited for initial margin, if any, is reflected on the Statement of assets and liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of assets and liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period ended December 31, 2022 was as follows (dollar amounts are in thousands):
Account
Non-U.S.
government
purchases
Non-U.S.
government
sales
24.1
Stock Index $ 25,544 $ 104,234
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Stock Index Account
Futures contracts Equity - $ – Unrealized depreciation
on futures contracts
*
$ (313)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Account's Portfolio of investments. The Statements of assets and liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
24.1
Stock Index Account
Futures contracts Equity $ (2,436) $ (406)
Account Average notional amount of futures contracts outstanding*
24.1
Stock Index $ 8,286
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to financial statements

2022 Annual Report TIAA Separate Account VA-1
continued
Note 6—Income Tax Information
VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue
Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s
Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.
The Account files, as a component of the TIAA tax return, a U.S. Federal income tax return. The Account also files income tax returns in applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Account’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
Note 7—investment adviser and other transactions with affiliates
The Adviser, a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisers and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional
Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. The Adviser has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.
The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed
1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.
The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the
Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2022, these transactions did not materially impact the Account.
Note 8—inter-fund lending program
Pursuant to an exemptive order issued by the SEC, the Account may participate in an inter-fund lending program. This program allows the Account to lend cash to and/or borrow cash from certain affiliated registered investment companies for temporary purposes,
(e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Account may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended December 31, 2022, there were no inter-fund borrowing or lending transactions.
Account Tax cost
Gross unrealized
appreciation
Gross unrealized
(depreciation)
Net unrealized
appreciation
(depreciation)
Stock Index $ 393,131 $ 714,336 $ (46,358) $ 667,978

TIAA Separate Account VA-1 2022 Annual Report
concluded
Note 9—line of credit
The Account participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. The current facility was entered into on June 14, 2022 expiring on June
13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2022, there were no borrowings under this credit facility by the Account.

Report of independent registered public accounting firm

2022 Annual Report TIAA Separate Account VA-1
To the Management Committee and Contract Owners of the Stock Index Account of TIAA Separate Account VA-1
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Stock Index Account of TIAA Separate Account VA-1 (the "Account") as of December 31, 2022, the related statement of operations for the year ended
December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022, and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on the
Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
February 27, 2023
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA Separate Account VA-1 2022 Annual Report
Additional account information
Portfolio holdings
The complete portfolio of investments for the TIAA Separate Account VA-1 begins on page 9 of this report. You can obtain a complete list of the holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA Separate Account VA-1’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and
Form N-PORT filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT filings are as of March 31 or
September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.
Account management
The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-today investment management of the Account.

TIAA Separate Account VA-1 December 31, 2022
Trustees and officers
(unaudited)

2022 Annual Report TIAA Separate Account VA-1
Trustees
Name, address and
year of birth (“YOB”)
Position(s) held
with Account
Term of office
and length of
time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
manager
Othe r directorship(s) and positions held
by trustee
Forrest Berkley
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Manager Indefinite term.
Manager
since 2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly,
Grantham, Mayo, Van Otterloo & Co.) (investment
management); and member of asset allocation
portfolio management team, GMO (2003–2005).
88 Investment Committee Member, Maine
Community Foundation.
Joseph A. Boateng
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Manager Indefinite term.
Manager since
2019.
Chief Investment Officer, Casey Family Programs
(since 2007). Director of U.S. Pension Plans, Johnson
& Johnson (2002–2006).
88 Board member, Lumina Foundation and
Waterside School; Emeritus Board Member,
Year-Up Puget Sound; Investment Advisory
Committee Member, Seattle City Employees’
Retirement System; Investment Committee
Member, The Seattle Foundation.
Joseph A. Carrier
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1960
Manager Indefinite term.
Manager since
2023.
Senior Vice President, Enterprise Risk
Management, Franklin Resources, Inc. (2020–2022).
Senior Managing Director, Chief Risk Officer and Chief
Audit Executive, Legg Mason, Inc. (2008–2020).
88 Director, Franklin Templeton Irish
Funds; Board Member, Cal Ripken,
Sr. Foundation; Advisory Board Member,
Loyola University Maryland, Sellinger School
of Business and Management.
Janice C. Eberly
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Manager Indefinite term.
Manager since
2018.
James R. and Helen D. Russell Professor of Finance
at the Kellogg School of Management, Northwestern
University (2002–2011 and since 2013), Senior
Associate Dean for Strategy and Academics (since
2020) and Chair of the Finance Department
(2005–2007). Vice President, American Economic
Association (2020–2021). Assistant Secretary for
Economic Policy, United States Department of the
Treasury (2011–2013).
88 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Manager Indefinite
term.  Manager
since 2007.
Vice President (1990-2006), American Beacon
Advisors, Inc., and of certain funds advised by
American Beacon Advisors, Inc.
88 Independent Director, The Lazard Funds,
Inc., Lazard Retirement Series, Inc., and
Lazard Global Total Return and Income
Fund, Inc.
Michael A. Forrester
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB:   1967
Manager Indefinite
term.  Manager
since 2007.
Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
88 Trustee, Dexter Southfield School; Member,
Governing Council of the Independent
Directors Council.
Howell E. Jackson
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Manager Indefinite term.
Manager since
2005.
James S. Reid, Jr. Professor of Law (since 2004),
Senior Adviser to President and Provost (2010–
2012), Acting Dean (2009), Vice Dean for Budget
(2003–2006) and on the faculty (since 1989) of
Harvard Law School.
88 Director, Build Commonwealth (non-profit
organization).
Nicole Thorne Jenkins
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Manager Indefinite term.
Manager since
2023.
John A. Griffin Dean of the McIntire School of
Commerce at the University of Virginia (2020–
present). Vice Dean (2016–2020), Von Allmen
Chaired Professor of Accountancy (2017–2020),
Associate Professor and EY Research Fellow (2012–
2017), Gatton College of Business and Economics at
the University of Kentucky.
88 Trustee and Audit Committee Member,
Strada Education Network.
Thomas J. Kenny
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Chairman of
the
Management
Committee and
Manager
Indefinite term.
Manager since
2011. Chairman
for term ending
June 30, 2023.
Chairman since
September 13,
2017.
Advisory Director (2010–2011), Partner (2004–
2010), Managing Director (1999–2004) and
Co-Head of Global Cash and Fixed Income Portfolio
Management Team (2002–2010), Goldman Sachs
Asset Management.
88 Director and Chair of the Finance and
Investment Committee, Aflac Incorporated;
Director, ParentSquare; Member, University
of California at Santa Barbara Arts and
Lectures Advisory Council.

TIAA Separate Account VA-1 2022 Annual Report
continued
Officers
James M. Poterba
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1958
Manager Indefinite term.
Manager since
2006.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National
Bureau of Economic Research. Mitsui Professor of
Economics, Massachusetts Institute of Technology
(“MIT”) (since 1996); Affiliated Faculty Member of the
Finance Group, Alfred P. Sloan School of Management
(since 2014); Head (2006–2008) and Associate
Head (1994–2000 and 2001–2006), Economics
Department of MIT.
88 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.
Loren M. Starr
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1961
Manager Indefinite term.
Manager since
2022.
Independent Consultant/Advisor (2021–Present).
Vice Chair, Senior Managing Director (2020–2021),
Chief Financial Officer, Senior Managing Director
(2005–2020), Invesco Ltd.
88 None currently.
Name, address and
year of birth (“YOB”)
Position(s)
held with
Account
Term of office
and length of
time served Principal occupation(s) during past 5 years
Richard S. Biegen
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Derek B. Dorn
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1976
Senior Managing
Director and
Corporate
Secretary
One-year term.
Senior Managing
Director and
Corporate
Secretary since
2020.
Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America
(“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President,
Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to
joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential
Financial, Inc.
Jose Minaya
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice
President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and
President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
Colbert Narcisse
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1965
President and
Chief Executive
Officer
One-year term.
President and Chief
Executive Officer
since 2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-
CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Executive Vice
President
One-year term.
Executive Vice
President since
2020.
Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice
President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of
GE Energy Financial Services.
Micky Onvural
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1974
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President, Chief Marketing and Communications Officer of TIAA. Executive Vice President
of CREF and TIAA Separate Account VA-1. Prior to joining TIAA, Ms. Onvural served as Chief Executive Officer for
Bonobos.

Trustees and officers
(unaudited)
TIAA Separate Account VA-1 December 31, 2022

2022 Annual Report TIAA Separate Account VA-1
concluded
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
E. Scott Wickerham
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2017.
Senior Managing Director, Head, Public Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting
Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds.
Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Senior Executive Vice President, Chief People Officer of TIAA and Executive Vice President of the TIAA-CREF Fund
Complex.  Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

How to reach us
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206
TIAA website
Account performance, personal account information and
transactions, product descriptions, and information about
investment choices and income options
TIAA.org
Automated telephone service
Check account performance and accumulation balances, change
allocations, transfer funds and verify credited premiums
800-842-2252
24 hours a day, 7 days a week
National Contact Center
Retirement saving and planning, income options and payments, beneficiary services, and tax reporting
800-842-2252
8 a.m. to 10 p.m. (ET), Monday–Friday
Insurance planning center
After-tax annuities and life insurance
For an existing policy or contract
800-223-1200
To apply for a new policy or contract
877-825-0411
8 a.m. to 8 p.m. (ET), Monday–Friday
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives,
risks, charges and expenses of any fund before investing.
For a prospectus that contains this and other information,
please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Individual &
Institutional Services, LLC, member FINRA, distributes securities products. TIAA Separate Account VA-1 is issued by Teachers
Insurance and Annuity Association of American (TIAA),
New York, NY. Each of the foregoing is solely responsible
for its own financial condition and contractual obligations.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

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A10845 (2/23)

Item 2. Code of Conduct.

2(a)    The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)    No response required.

2(c)    During the reporting period, there were no amendments to the code of conduct.

2(d)    During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e)    Not applicable.

2(f)    The Registrant has posted the code of conduct on its website at www.tiaa.org/public/pdf/c/code_of_conduct.pdf.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Thomas J. Kenny is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended December 31, 2021 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended December 31, 2021 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the December 31, 2021 Form N-CSR.

4(a)    Audit Fees.

For the fiscal years ended December 31, 2022 and December 31, 2021, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $72,266 and $55,375, respectively.

4(b)    Audit Related Fees.

For the fiscal years ended December 31, 2022 and December 31, 2021, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2022 and December 31, 2021, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)    Tax Fees.

For the fiscal years ended December 31, 2022 and December 31, 2021, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2022 and December 31, 2021, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d)    All Other Fees.

For the fiscal years ended December 31, 2022 and December 31, 2021, PwC’s aggregate fees for all other services billed to the Registrant were $233 and $0, respectively.

For the fiscal years ended December 31, 2022 and December 31, 2021, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2022 and December 31, 2021 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)    The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)    Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2022 and December 31, 2021, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $1,010,340 and $1,067,853, respectively.

4(h)    The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.tiaa.org/public/pdf/c/code_of_conduct.pdf and there were no amendments during the period covered by this report.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: February 27, 2023	TIAA SEPARATE ACCOUNT VA-1

	By:	/s/ Colbert Narcisse
Colbert Narcisse Principal Executive Officer and President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 27, 2023	By:	/s/ Colbert Narcisse
Colbert Narcisse Principal Executive Officer and President and Chief Executive Officer (principal executive officer)

Dated: February 27, 2023	By:	/s/ E. Scott Wickerham
E. Scott Wickerham Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)